UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2013

(Unaudited)

Semi-Annual Report

Touchstone Investment Trust

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3
Portfolio of Investments:
Touchstone Core Bond Fund	4
Touchstone High Yield Fund	14
Touchstone Institutional Money Market Fund	19
Touchstone Money Market Fund	24
Statements of Assets and Liabilities	29 - 30
Statements of Operations	31
Statements of Changes in Net Assets	32 - 33
Statements of Changes in Net Assets-Capital Stock Activity	34 - 37
Financial Highlights	38 - 43
Notes to Financial Statements	44 - 56
Other Items	57 - 63
Privacy Protection Policy	67

2

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2013

The illustrations below provide each Fund’s credit quality allocation and the Portfolio allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Core Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	48.6%
AA/Aa	5.0
A/A	11.5
BBB/Baa	16.4
BB/Ba	6.4
B/B	3.8
CCC	1.3
CC	0.9
NR	6.1
Total	100.0%

Touchstone High Yield Fund
Credit Quality*	(% of Investment Securities)
BBB/Baa	4.8%
BB/Ba	36.7
B/B	53.2
CCC	4.5
NR	0.8
Total	100.0%

Touchstone Institutional Money Market Fund
Credit Quality	(% of Net Assets)
A-1/P-1/MIG1/SP1	97.0%
FW1(NR)**	3.0
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	49.3%
Corporate Bonds	13.7
U.S. Government Agency Securities	13.6
Repurchase Agreement	13.3
Municipal Bonds	5.3
Certificate of Deposit	2.8
Commercial Paper	2.4
Other Assets/Liabilities (Net)	(0.4)
Total	100.0%

Touchstone Money Market Fund
Credit Quality	(% of Net Assets)
A-1/P-1/MIG1/SP1	95.8%
FW1(NR)**	4.2
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	59.6%
Corporate Bonds	15.9
U.S. Government Agency Securities	14.4
Municipal Bonds	7.2
Certificates of Deposit	2.8
Other Assets/Liabilities (Net)	0.1
Total	100.0%

*	Composite of Standard and Poors, Moody's and Fitch ratings.

**	Equivalent to Standard and Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Advisors, Inc.

3

Portfolio of Investments

Touchstone Core Bond Fund – March 31, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 33.9%

	Financials — 12.0%
$11,000	Aircastle Ltd., 6.250%, 12/1/19	$12,018
38,000	Ally Financial, Inc., 8.000%, 11/1/31	47,880
480,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	501,924
800,000	American Tower Corp.,
	4.500%, 1/15/18	879,837
285,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	319,460
452,000	Bank of America NA, 5.300%, 3/15/17	506,457
620,000	Berkshire Hathaway, Inc.,
	1.550%, 2/9/18	627,699
850,000	Boston Properties LP, 4.125%, 5/15/21	921,026
305,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	323,495
300,000	CIT Group, Inc., 5.000%, 5/15/17	321,750
34,000	CIT Group, Inc., 5.000%, 8/15/22	36,305
500,000	Citigroup, Inc., 3.375%, 3/1/23	504,017
250,000	Citigroup, Inc., 5.500%, 4/11/13	250,292
1,000,000	Citigroup, Inc., 6.125%, 11/21/17	1,182,371
44,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	47,850
21,000	EDP Finance BV, 144a, 6.000%, 2/2/18	22,102
890,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	884,794
1,000,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	1,070,182
575,000	General Electric Capital Corp.,
	5.500%, 1/8/20	681,356
900,000	General Electric Capital Corp.,
	6.250%, 12/15/49(A)	987,780
310,000	Goldman Sachs Group, Inc. (The),
	2.375%, 1/22/18	314,226
415,000	Goldman Sachs Group, Inc. (The),
	6.125%, 2/15/33	477,336
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	206,899
180,000	HSBC Bank PLC, 144a, 4.125%, 8/12/20	197,904
15,000	International Lease Finance Corp.,
	5.875%, 8/15/22	16,167
208,000	JPMorgan Chase & Co.,
	4.400%, 7/22/20	230,574
1,265,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	1,503,265
125,000	KeyCorp MTN, 5.100%, 3/24/21	145,527
250,000	Liberty Mutual Group, Inc., 144a,
	7.800%, 3/15/37	291,250
16,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	24,720
40,000	MetLife, Inc., 10.750%, 8/1/39	62,100
440,000	Morgan Stanley, 3.750%, 2/25/23	444,746
230,000	Morgan Stanley MTN, 4.000%, 7/24/15	242,746
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	261,006
780,000	Morgan Stanley MTN,
	5.750%, 10/18/16	879,408
53,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	57,505
43,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	47,408
68,000	PHH Corp., 7.375%, 9/1/19	76,840
192,000	Protective Life Corp., 7.375%, 10/15/19	235,679
170,000	Santander Holdings USA, Inc.,
	4.625%, 4/19/16	181,794
915,000	Simon Property Group LP,
	4.125%, 12/1/21	1,011,868
133,000	SunTrust Bank, 7.250%, 3/15/18	165,076
465,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	620,488
290,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	331,592
		18,154,719

	Energy — 5.0%
13,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	12,935
35,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	36,488
67,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	68,508
7,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	7,210
52,000	Bill Barrett Corp., 7.000%, 10/15/22	54,470
18,000	Bill Barrett Corp., 7.625%, 10/1/19	19,125
200,000	BP Capital Markets PLC,
	2.248%, 11/1/16	208,076
505,000	Canadian Natural Resources Ltd.,
	6.250%, 3/15/38	612,497
16,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	17,080
33,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	36,135
6,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	6,555
7,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	7,630
20,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	22,700
29,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	31,465
890,000	CNOOC Finance 2012 Ltd., 144a,
	3.875%, 5/2/22	937,789
10,000	CONSOL Energy, Inc., 8.000%, 4/1/17	10,800
10,000	CONSOL Energy, Inc., 8.250%, 4/1/20	11,075
53,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	55,252
735,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	813,025

4

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 33.9% (Continued)

	Energy — (Continued)
$57,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	$57,570
225,000	El Paso Natural Gas Co. LLC,
	5.950%, 4/15/17	261,120
229,000	Enbridge Energy Partners LP,
	9.875%, 3/1/19	312,421
250,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	265,266
80,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	86,400
39,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	41,340
75,000	Forest Oil Corp., 7.250%, 6/15/19†	75,000
32,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	35,120
46,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 144a,
	5.750%, 2/15/21	47,495
33,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	36,300
112,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	123,480
28,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	29,330
65,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	69,550
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	229,314
14,000	Newfield Exploration Co.,
	6.875%, 2/1/20	15,015
55,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	58,025
53,000	Peabody Energy Corp.,
	6.000%, 11/15/18	56,312
500,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	539,496
430,000	Phillips 66, 4.300%, 4/1/22	472,038
61,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	66,795
210,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	269,317
60,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	67,950
20,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	21,800
17,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	16,660
60,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	62,250
8,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	8,300
101,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	110,595
157,500	Tengizchevoil Finance Co. SARL, 144a,
	6.124%, 11/15/14	162,225
935,000	Total Capital International SA,
	2.700%, 1/25/23	939,883
		7,505,182

	Consumer Discretionary — 4.5%
20,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	21,300
57,000	AMC Networks, Inc., 7.750%, 7/15/21	64,552
32,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	32,800
295,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	474,485
28,000	AutoNation, Inc., 5.500%, 2/1/20	30,380
275,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	327,691
74,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	72,705
4,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	4,229
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	39,868
9,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18	9,574
73,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	75,738
19,000	Clear Channel Worldwide Holdings,
	Inc., 7.625%, 3/15/20	19,831
27,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 6.500%, 11/15/22	28,485
500,000	Comcast Corp., 5.700%, 7/1/19	609,552
13,000	CSC Holdings LLC, 6.750%, 11/15/21	14,576
50,000	CSC Holdings LLC, 8.625%, 2/15/19	60,000
1,000,000	Darden Restaurants, Inc.,
	4.500%, 10/15/21	1,046,216
54,000	Delphi Corp., 5.000%, 2/15/23	57,105
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	225,646
20,000	DISH DBS Corp., 7.875%, 9/1/19	23,700
73,000	DISH DBS Corp., 144a, 5.000%, 3/15/23	71,814
195,000	Entravision Communications Corp.,
	8.750%, 8/1/17	211,575
22,000	Exide Technologies, 8.625%, 2/1/18†	18,892
39,000	Goodyear Tire & Rubber Co. (The),
	6.500%, 3/1/21†	40,219
52,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	59,540
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	279,609
18,000	International Automotive
	Components Group SA, 144a,
	9.125%, 6/1/18	17,820

5

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 33.9% (Continued)

	Consumer Discretionary — (Continued)
$70,000	International Game Technology,
	5.500%, 6/15/20	$75,378
30,000	Jarden Corp., 6.125%, 11/15/22	32,138
14,000	Libbey Glass, Inc., 6.875%, 5/15/20	15,102
60,000	Ltd. Brands, Inc., 5.625%, 2/15/22	63,600
9,000	Lynx I Corp., 144a, 5.375%, 4/15/21	9,360
66,000	Meritage Homes Corp.,
	7.150%, 4/15/20	73,590
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	185,069
210,000	News America, Inc., 6.900%, 3/1/19	264,356
26,000	PulteGroup, Inc., 6.375%, 5/15/33	26,130
4,000	PulteGroup, Inc., 7.875%, 6/15/32	4,420
51,000	Quebecor Media, Inc., 144a,
	5.750%, 1/15/23	52,020
30,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 8.250%, 2/15/21	30,900
20,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	20,250
29,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	29,435
273,000	Sabre, Inc., 144a, 8.500%, 5/15/19	296,205
80,000	Service Corp. International/US,
	8.000%, 11/15/21	95,700
3,000	Sinclair Television Group, Inc., 144a,
	5.375%, 4/1/21	2,978
31,000	Sinclair Television Group, Inc., 144a,
	6.125%, 10/1/22	32,472
22,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	22,495
39,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	41,340
18,000	Suburban Propane Partners
	LP/Suburban Energy Finance Corp.,
	7.500%, 10/1/18	19,530
12,000	Tenneco, Inc., 6.875%, 12/15/20	13,185
22,000	Tenneco, Inc., 7.750%, 8/15/18	24,200
440,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	472,242
7,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	7,796
35,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	35,525
330,000	Viacom, Inc., 6.250%, 4/30/16	379,036
36,000	Visteon Corp., 6.750%, 4/15/19	38,520
505,000	Walt Disney Co. (The) MTN,
	3.700%, 12/1/42	484,742
		6,785,616

	Materials — 3.0%
44,000	AK Steel Corp., 7.625%, 5/15/20	38,500
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	38,160
26,000	ArcelorMittal, 5.750%, 8/5/20	27,430
51,000	ArcelorMittal, 7.500%, 10/15/39	52,402
275,000	Barrick Gold Corp., 3.850%, 4/1/22	281,113
42,000	Cascades, Inc., 7.750%, 12/15/17	44,625
38,000	Cascades, Inc., 7.875%, 1/15/20	40,850
530,000	Domtar Corp., 10.750%, 6/1/17	683,615
72,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	75,420
885,000	Freeport-McMoRan Copper & Gold,
	Inc., 144a, 3.875%, 3/15/23	887,560
8,000	HudBay Minerals, Inc., 9.500%, 10/1/20	8,740
33,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	34,980
30,000	Koppers, Inc., 7.875%, 12/1/19	33,000
53,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	55,518
150,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	170,625
10,000	Novelis, Inc., 8.375%, 12/15/17	10,950
259,000	PolyOne Corp., 144a, 5.250%, 3/15/23	260,942
500,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	526,931
320,000	Rio Tinto Finance USA PLC,
	2.875%, 8/21/22	313,173
226,000	Southern Copper Corp.,
	5.375%, 4/16/20	256,610
39,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	43,095
12,000	Texas Industries, Inc., 9.250%, 8/15/20	13,110
62,000	Vale Overseas Ltd., 5.625%, 9/15/19	69,909
39,000	Vulcan Materials Co., 7.500%, 6/15/21	45,922
260,000	Xstrata Finance Canada Ltd., 144a,
	3.600%, 1/15/17	273,489
280,000	Xstrata Finance Canada Ltd., 144a,
	5.800%, 11/15/16	318,787
		4,605,456

	Utilities — 2.6%
45,000	AES Corp., 8.000%, 10/15/17	52,931
874,000	Alabama Power Capital Trust V,
	3.384%, 10/1/42(A)	870,757
226,000	Baltimore Gas & Electric Co.,
	5.900%, 10/1/16	263,055
27,000	Calpine Corp., 144a, 7.500%, 2/15/21	29,632
23,000	Calpine Corp., 144a, 7.875%, 7/31/20	25,185
135,000	Calpine Corp., 144a, 7.875%, 1/15/23	149,850
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	371,799
175,000	CMS Energy Corp., 8.750%, 6/15/19	236,189
575,000	Dominion Resources, Inc.,
	5.950%, 6/15/35	711,686
240,000	InterGen N.V., 144a, 9.000%, 6/30/17	235,800
331,913	Kiowa Power Partners LLC, 144a,
	4.811%, 12/30/13	334,476
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	135,706
225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	238,500

6

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 33.9% (Continued)

	Utilities — (Continued)
$185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	$219,060
18,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	18,945
		3,893,571

	Consumer Staples — 2.1%
21,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	21,472
66,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	71,280
1,010,000	Cargill, Inc., 144a, 1.900%, 3/1/17	1,026,250
29,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	29,870
15,000	Del Monte Corp., 7.625%, 2/15/19	15,562
88,000	Ingredion, Inc., 4.625%, 11/1/20	98,012
67,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	70,182
15,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	16,388
515,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	678,631
500,000	Kroger Co. (The), 5.000%, 4/15/42	511,514
60,000	Post Holdings, Inc., 7.375%, 2/15/22	65,625
41,000	Smithfield Foods, Inc., 6.625%, 8/15/22	44,690
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	488,095
		3,137,571

	Telecommunication Services — 1.7%
120,000	America Movil SAB DE CV,
	2.375%, 9/8/16	123,441
300,000	AT&T, Inc., 6.550%, 2/15/39	370,588
325,000	CenturyLink, Inc., 5.150%, 6/15/17	342,062
30,000	CenturyLink, Inc., 5.800%, 3/15/22	30,375
52,000	CenturyLink, Inc., 6.450%, 6/15/21	55,120
10,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	10,600
46,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	47,840
39,000	Crown Castle International Corp.,
	5.250%, 1/15/23	39,682
10,000	Frontier Communications Corp.,
	8.125%, 10/1/18	11,400
57,000	Frontier Communications Corp.,
	8.500%, 4/15/20	64,552
60,000	GCI, Inc., 8.625%, 11/15/19	63,300
178,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	195,578
16,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	17,480
12,000	Sprint Capital Corp., 6.875%, 11/15/28	12,270
54,000	Sprint Capital Corp., 6.900%, 5/1/19	59,265
25,000	Sprint Capital Corp., 8.750%, 3/15/32	29,812
15,000	Sprint Nextel Corp., 6.000%, 11/15/22	15,412
62,000	Sprint Nextel Corp., 8.375%, 8/15/17	72,152
194,000	Telefonica Emisiones SAU,
	6.421%, 6/20/16	215,159
7,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	7,630
2,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	2,209
10,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	10,875
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	325,745
10,000	Videotron Ltd., 5.000%, 7/15/22	10,150
200,000	West Corp., 7.875%, 1/15/19	213,000
45,000	West Corp., 8.625%, 10/1/18	48,825
32,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	33,240
83,000	Windstream Corp., 7.875%, 11/1/17	94,828
		2,522,590

	Industrials — 1.6%
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,925
15,000	Aviation Capital Group Corp., 144a,
	6.750%, 4/6/21	16,681
38,000	Belden, Inc., 144a, 5.500%, 9/1/22	38,950
39,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	40,462
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	227,626
10,000	BWAY Holding Co., 10.000%, 6/15/18	11,200
54,000	Calcipar SA, 144a, 6.875%, 5/1/18	57,510
280,000	Cenveo Corp., 8.875%, 2/1/18	280,000
7,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	7,814
26,954	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	28,572
158,000	Con-way, Inc., 6.700%, 5/1/34	166,066
22,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	21,862
19,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	20,710
23,000	Griffon Corp., 7.125%, 4/1/18	24,840
80,000	Hutchison Whampoa International
	09/19 Ltd., 144a, 5.750%, 9/11/19	94,824
25,000	Iron Mountain, Inc., 8.000%, 6/15/20	26,188
47,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	49,115
25,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	28,312
66,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 144a,
	7.250%, 2/15/21	66,660
133,000	Mead Products LLC / ACCO Brands
	Corp., 144a, 6.750%, 4/30/20	141,978
32,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	31,960
350,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	419,362
370,000	Republic Services, Inc., 3.550%, 6/1/22	386,819

7

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 33.9% (Continued)

	Industrials — (Continued)
$4,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	$4,205
14,000	Stena AB, 7.000%, 12/1/16	14,000
10,000	Tutor Perini Corp., 7.625%, 11/1/18	10,500
6,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	6,502
27,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	29,970
40,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	44,700
22,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	25,080
		2,364,393

	Information Technology — 0.7%
50,000	Equinix, Inc., 7.000%, 7/15/21	55,500
221,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	234,536
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,488
540,000	IBM Corp., 1.250%, 2/6/17	545,380
92,000	Kemet Corp., 10.500%, 5/1/18	95,910
57,000	Seagate HDD Cayman, 6.875%, 5/1/20	61,275
50,000	ViaSat, Inc., 6.875%, 6/15/20	53,625
94,000	Western Union Co. (The),
	5.253%, 4/1/20	100,716
		1,152,430

	Health Care — 0.7%
22,000	Accellent, Inc., 8.375%, 2/1/17	23,375
87,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	89,610
67,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	72,528
34,000	CHS/Community Health Systems, Inc.,
	7.125%, 7/15/20	36,890
20,000	HCA, Inc., 5.875%, 3/15/22	21,550
92,000	HCA, Inc., 5.875%, 5/1/23	95,680
71,000	HCA, Inc., 6.500%, 2/15/20	80,097
19,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19†	18,858
325,000	Medtronic, Inc., 4.450%, 3/15/20	373,489
46,000	NBTY, Inc., 9.000%, 10/1/18	51,405
105,000	Omnicare, Inc., 7.750%, 6/1/20	116,288
60,000	Res-Care, Inc., 10.750%, 1/15/19	67,800
10,000	Tenet Healthcare Corp., 144a,
	4.500%, 4/1/21	9,800
13,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	13,991
44,000	Universal Hospital Services, Inc., 144a,
	7.625%, 8/15/20	47,300
		1,118,661
	Total Corporate Bonds	$51,240,189

	U.S. Government Mortgage-Backed
	Obligations — 29.9%
147,929	FHLMC, Pool #1B3366,
	5.455%, 3/1/37(A)	159,224
387,281	FHLMC, Pool #1H1348,
	5.767%, 10/1/36(A)	416,450
1,093,341	FHLMC, Pool #1Q0339,
	2.863%, 4/1/37(A)	1,173,284
75,354	FHLMC, Pool #A12886, 5.000%, 8/1/33	83,021
122,779	FHLMC, Pool #A13842, 6.000%, 9/1/33	137,119
42,327	FHLMC, Pool #A21415, 5.000%, 5/1/34	45,738
110,841	FHLMC, Pool #A35682, 5.000%, 7/1/35	119,635
65,126	FHLMC, Pool #A36523, 5.000%, 8/1/35	70,292
369,223	FHLMC, Pool #A46590, 5.000%, 8/1/35	407,860
144,958	FHLMC, Pool #A56988, 5.500%, 2/1/37	156,996
452,749	FHLMC, Pool #A96485, 4.500%, 1/1/41	494,538
1,571,756	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,746,303
342,498	FHLMC, Pool #C03505, 5.500%, 6/1/40	371,727
44,960	FHLMC, Pool #C62740, 7.000%, 1/1/32	51,664
26,566	FHLMC, Pool #C71972, 6.500%, 9/1/32	30,633
53,617	FHLMC, Pool #C72254, 6.500%, 7/1/32	60,775
204,482	FHLMC, Pool #C90986, 7.000%, 6/1/26	240,992
105,475	FHLMC, Pool #G02184, 5.000%, 4/1/36	113,843
1,209,564	FHLMC, Pool #G05733,
	5.000%, 11/1/39	1,336,140
702,227	FHLMC, Pool #J13584,
	3.500%, 11/1/25	751,486
645,693	FHLMC, Pool #Q02977, 4.500%, 9/1/41	692,075
299,982	FNMA, Pool #255628, 5.500%, 2/1/25	330,202
75,812	FNMA, Pool #432269, 6.500%, 8/1/28	88,842
15,836	FNMA, Pool #496848, 6.500%, 6/1/29	18,601
10,479	FNMA, Pool #535290, 8.000%, 5/1/30	12,604
31,530	FNMA, Pool #540040, 7.500%, 6/1/28	32,977
38,513	FNMA, Pool #561741, 7.500%, 1/1/31	46,965
11,854	FNMA, Pool #569874, 8.000%, 2/1/31	12,838
23,320	FNMA, Pool #575501, 6.000%, 5/1/17	25,021
103,759	FNMA, Pool #596500, 6.500%, 7/1/16	110,646
36,273	FNMA, Pool #626811, 6.500%, 6/1/17	38,585
93,779	FNMA, Pool #636749, 6.500%, 4/1/32	110,680
124,988	FNMA, Pool #640291, 7.000%, 8/1/32	148,872
42,618	FNMA, Pool #644869, 7.000%, 6/1/32	45,158
89,615	FNMA, Pool #653301, 6.500%, 7/1/32	105,765
143,051	FNMA, Pool #653502, 6.500%, 7/1/32	161,088
145,732	FNMA, Pool #670402, 6.500%, 6/1/32	167,181
40,779	FNMA, Pool #690208, 6.500%, 3/1/33	48,178
119,083	FNMA, Pool #704460, 6.000%, 5/1/18	125,900
14,664	FNMA, Pool #725906,
	2.745%, 8/1/34(A)	15,655
1,054,884	FNMA, Pool #745257, 6.000%, 1/1/36	1,178,690
7,711	FNMA, Pool #745974,
	5.796%, 10/1/36(A)	8,331
418,399	FNMA, Pool #810049, 5.500%, 3/1/35	464,601
691,545	FNMA, Pool #819297, 6.000%, 9/1/35	766,982
236,406	FNMA, Pool #889060, 6.000%, 1/1/38	264,152
468,672	FNMA, Pool #889061, 6.000%, 1/1/38	527,164
167,986	FNMA, Pool #893003, 7.000%, 9/1/36	199,396
84,982	FNMA, Pool #895657, 6.500%, 8/1/36	94,021
659,991	FNMA, Pool #905049, 5.500%, 11/1/36	747,928

8

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 29.9% (Continued)
$1,179,241	FNMA, Pool #908944, 5.500%, 1/1/37	$1,327,518
1,361,309	FNMA, Pool #928553, 5.500%, 8/1/37	1,542,690
804,411	FNMA, Pool #933952, 5.000%, 6/1/23	865,789
82,251	FNMA, Pool #995220, 6.000%, 11/1/23	90,303
947,447	FNMA, Pool #AA3467, 4.500%, 4/1/39	1,047,886
1,445,790	FNMA, Pool #AA4584, 4.500%, 4/1/39	1,599,059
220,972	FNMA, Pool #AB1800, 4.000%, 11/1/40	240,970
1,214,204	FNMA, Pool #AB2452, 4.000%, 3/1/26	1,313,173
253,337	FNMA, Pool #AB5989, 2.500%, 8/1/27	263,105
437,969	FNMA, Pool #AD3775, 4.500%, 3/1/25	478,462
583,632	FNMA, Pool #AD6193, 5.000%, 6/1/40	643,612
810,891	FNMA, Pool #AE0996, 4.000%, 2/1/41	884,276
598,494	FNMA, Pool #AE1568, 4.000%, 9/1/40	638,349
1,594,797	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,782,302
372,428	FNMA, Pool #AE5441, 5.000%, 10/1/40	415,242
889,853	FNMA, Pool #AH1135, 5.000%, 1/1/41	999,657
1,347,994	FNMA, Pool #AH3483, 3.500%, 2/1/26	1,461,501
710,282	FNMA, Pool #AH3671, 4.000%, 2/1/26	776,833
1,061,439	FNMA, Pool #AH6622, 4.000%, 3/1/41	1,168,446
82,586	FNMA, Pool #AI0805, 4.500%, 7/1/41	89,147
611,932	FNMA, Pool #AI6588, 4.000%, 7/1/26	655,117
530,257	FNMA, Pool #AI8506, 4.000%, 8/1/26	567,679
1,629,232	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,776,678
497,440	FNMA, Pool #AL0211, 5.000%, 4/1/41	554,624
8,500,000	FNMA, Pool #TBA, 3.000%	8,743,046
4,946	GNMA, Pool #434792, 8.000%, 7/15/30	5,613
110,453	GNMA, Pool #5305, 4.000%, 2/20/42	119,545
436,667	GNMA, Pool #736696, 4.500%, 5/15/40	479,119
32,735	GNMA, Pool #748495, 4.000%, 8/15/40	35,892
38,172	GNMA, Pool #8503, 1.750%, 9/20/24(A)	40,096
	Total U.S. Government
	Mortgage-Backed Obligations	$45,162,547

	Commercial Mortgage-Backed Securities — 10.7%
335,000	Banc of America Commercial
	Mortgage Trust, Ser 2006-2, Class
	A3, 5.699%, 5/10/45(A)	338,298
435,000	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	470,539
268,313	Banc of America Commercial
	Mortgage Trust, Ser 2007-1, Class
	AAB, 5.422%, 1/15/49	278,948
453,833	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	AAB, 5.559%, 4/10/49(A)	488,779
180,000	Banc of America Commercial
	Mortgage Trust, Ser 2008-1, Class
	A3, 6.157%, 2/10/51(A)	189,685
341,681	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-5, Class A4,
	4.936%, 11/10/41(A)	358,575
210,703	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class A3, 4.891%, 7/10/45	210,823
1,956,837	Bear Stearns Commercial Mortgage
	Securities, Ser 2004-T14, Class A4,
	5.200%, 1/12/41(A)††	2,012,740
875,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR9, Class
	A4A, 4.871%, 9/11/42††	945,485
235,791	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW13, Class A3,
	5.518%, 9/11/41††	238,073
875,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.715%, 6/11/40(A)††	1,019,224
135,000	Commercial Mortgage Pass-Through,
	Ser 2005-C6, Class A5A,
	5.116%, 6/10/44(A)	146,661
377,000	Commercial Mortgage Pass-Through,
	Ser 2012-9W57, Class A, 144a,
	2.365%, 2/10/29	392,835
550,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-C3, Class
	A5, 5.113%, 7/15/36(A)	575,298
495,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	508,026
300,000	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	312,049
245,610	GE Capital Commercial Mortgage
	Corp., Ser 2005-C4, Class ASB,
	5.274%, 11/10/45(A)	253,330
950,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2005-C1, Class
	A4, 4.619%, 5/10/43	989,682
161,786	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG3, Class
	A3, 4.569%, 8/10/42	161,656
282,729	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	296,130
275,000	GS Mortgage Securities Corp. II, Ser
	2012-GC6, Class AAB,
	3.314%, 1/10/45	295,426
150,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2001-CIB2, Class D,
	6.847%, 4/15/35(A)	153,838
500,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP5, Class A4,
	5.201%, 12/15/44(A)	548,043

9

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 10.7%
	(Continued)
$216,369	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB14, Class A3B,
	5.492%, 12/12/44(A)	$219,497
350,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2007-CB20, Class A3,
	5.819%, 2/12/51	363,528
275,000	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AM,
	5.263%, 11/15/40(A)††	302,121
237,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C1, Class A4,
	5.156%, 2/15/31††	260,824
430,533	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C3, Class A3,
	5.689%, 3/15/32(A)††	431,056
1,675,000	Morgan Stanley Capital I Trust, Ser
	2003-IQ6, Class C, 144a,
	5.130%, 12/15/41(A)	1,733,637
242,185	Morgan Stanley Capital I Trust, Ser
	2006-HQ9, Class A3,
	5.712%, 7/12/44	243,419
165,000	Morgan Stanley Capital I Trust, Ser
	2006-HQ9, Class AM,
	5.773%, 7/12/44(A)	186,431
330,000	Morgan Stanley Capital I Trust, Ser
	2007-T27, Class A4,
	5.651%, 6/11/42(A)	386,051
249,669	Wachovia Bank Commercial Mortgage
	Trust, Ser 2006-C29, Class A3,
	5.313%, 11/15/48	256,057
216,319	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	221,348
345,780	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	372,805
	Total Commercial
	Mortgage-Backed Securities	$16,160,917

	U.S. Treasury Obligations — 7.9%
3,515,000	U.S. Inflation Indexed Bonds, 0.625%,
	2/15/43	3,527,538
7,665,000	U.S. Treasury Note, 0.250%, 2/28/15	7,665,598
760,000	U.S. Treasury Note, 2.000%, 2/15/23	769,619
	Total U.S. Treasury Obligations	$11,962,755

	Commercial Paper — 5.6%
2,125,000	AGL Capital Corp.	2,124,183
2,125,000	American Water Capital Corp.	2,124,049
2,125,000	DCP Midstream LLC	2,124,183
2,125,000	Integrys Energy Group, Inc.	2,124,219
	Total Commercial Paper	$8,496,634

	Non-Agency Collateralized Mortgage
	Obligations — 4.9%
7,727	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.993%, 3/25/35(A)	7,208
1,094,110	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	1,125,668
127,883	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	129,868
267,221	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	271,227
779,256	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	788,565
269,693	HomeBanc Mortgage Trust, Ser
	2004-1, Class 2M2,
	1.929%, 8/25/29(A)	60,486
38,975	JP Morgan Alternative Loan Trust, Ser
	2007-A2, Class 12A2,
	0.304%, 6/25/37(A)	38,899
245,440	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.680%, 2/25/35(A)	246,971
1,435,210	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 3A2,
	2.634%, 4/25/35(A)	1,424,733
804,308	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	4.585%, 4/25/35(A)	807,727
131,653	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	4.988%, 6/25/36(A)	118,410
132,624	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	141,149
98,178	MASTR Asset Securitization Trust
	2003-4, Ser 2003-4, Class 4A2,
	5.500%, 5/25/33	99,919
381,292	PHH Mortgage Capital LLC, Ser
	2008-CIM2, Class 5A1,
	6.000%, 7/25/38	392,730
366,505	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	311,470
3,161	Residential Funding Mortgage
	Securities I, Ser 2006-S2, Class A2,
	5.750%, 2/25/36	—
56,216	Sequoia Mortgage Trust 2011-1, Ser
	2011-1, Class A1, 4.125%, 2/25/41(A)	56,564
125,893	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.673%, 1/25/36(A)	118,928
286,969	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	279,218

10

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 4.9% (Continued)
$371,601	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	$355,957
297,582	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	265,430
306,929	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 4.100%, 6/25/33(A)	309,949
	Total Non-Agency Collateralized
	Mortgage Obligations	$7,351,076

	Asset-Backed Securities — 4.8%
1,500,000	1st Financial Bank USA, Ser 2010-D,
	Class A, 144a, 3.720%, 6/17/19	1,523,124
105,171	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class A2,
	1.190%, 8/8/15	105,431
3,754	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	7.210%, 2/25/33(B)	2,862
1,237,480	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(A)	1,325,645
497,027	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	286,320
303	Equivantage Home Equity Loan Trust,
	Ser 1996-3, Class A3,
	7.700%, 9/25/27	301
322,456	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	8.322%, 12/25/29(B)	350,715
51,824	First Frankin Mortgage Loan Trust, Ser
	2004-FF11, Class 1A2,
	0.904%, 1/25/35(A)	51,181
600,000	First Frankin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	161,769
153,262	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	171,662
2,100,293	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	2,192,512
992,077	RAMP Trust, Ser 2003-RZ5, Class A7,
	4.970%, 9/25/33(B)	1,022,188
10,791	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	11,110
	Total Asset-Backed Securities	$7,204,820

		Market
Shares		Value

	Preferred Stocks — 2.4%

	Consumer Discretionary— 1.4%
20	HJ Heinz Finance Co., 144a, 0.000%	$2,046,250

	Financials— 0.5%
2,750	Ally Financial, Inc., 0.046%	69,355
22,133	Public Storage, 0.037%	580,991
4,794	Realty Income Corp., 0.014%	127,856
		778,202

	Utilities— 0.5%
8,125	Southern California Edison Co.,
	0.007%(A)	821,133
	Total Preferred Stocks	$3,645,585

Principal
Amount

	Municipal Bonds — 1.7%

	California— 0.2%
$215,000	State of California, Purp 3, UTGO,
	5.950%, 4/1/16	246,250

	Georgia— 0.1%
205,000	Muni Elec Authority of GA, Build
	America Bonds, 6.655%, 4/1/57	239,385

	Ohio— 0.6%
850,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	876,834

	Pennsylvania— 0.2%
250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	300,210

	Texas— 0.6%
745,000	University of Texas, Build America
	Bonds Ser C, 4.794%, 8/15/46	857,517

	Total Municipal Bonds	$2,520,196

	Mortgage-Backed Securities — 1.3%
2,668,498	FHLMC REMIC, Ser 3199 Class DS,
	6.947%, 8/15/36(A)	454,963
367,016	FNMA, Ser 2004-W15, Class 2AF,
	0.454%, 8/25/44(A)	364,529
571,440	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	590,219
5,011,860	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	609,480
	Total Mortgage-Backed Securities	$2,019,191

11

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 1.1%
$730,000	Corp. Andina de Fomento, 4.375%,
	6/15/22	$792,465
890,000	Province of Ontario Canada, 2.450%,
	6/29/22	892,278
	Total Sovereign Government
	Obligations	$1,684,743

	Agency Collateralized Mortgage
	Obligation — 0.0%
23,726	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	25,769

Shares

	Investment Funds — 1.3%
156,632	Invesco Government & Agency
	Portfolio, Institutional Class**	156,632
1,787,094	Touchstone Institutional Money
	Market Fund^	1,787,094
	Total Investment Funds	$1,943,726

	Total Investment Securities —105.5%
	(Cost $153,463,541)	$159,418,148

	Liabilities in Excess of
	Other Assets — (5.5)%	(8,304,962)

	Net Assets — 100.0%	$151,113,186

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

(B)	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at March 31, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $150,810.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

MTN - Medium Term Note

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $15,183,069 or 10.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

12

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$51,240,189	$—	$51,240,189
U.S. Government Mortgage-Backed Obligations	—	45,162,547	—	45,162,547
Commercial Mortgage-Backed Securities	—	16,160,917	—	16,160,917
U.S. Treasury Obligations	—	11,962,755	—	11,962,755
Commercial Paper	—	8,496,634	—	8,496,634
Non-Agency Collateralized Mortgage Obligations	—	7,351,076	—	7,351,076
Asset-Backed Securities	—	7,204,820	—	7,204,820
Preferred Stocks	3,645,585	—	—	3,645,585
Municipal Bonds	—	2,520,196	—	2,520,196
Mortgage-Backed Securities	—	2,019,191	—	2,019,191
Sovereign Government Obligations	—	1,684,743	—	1,684,743
Agency Collateralized Mortgage Obligations	—	25,769	—	25,769
Investment Funds	1,943,726	—	—	1,943,726
				$159,418,148

See accompanying Notes to Financial Statements.

13

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 96.3%

	Energy — 20.4%
$929,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	$996,352
494,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	491,530
747,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	778,748
658,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	685,965
1,556,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	1,591,010
1,750,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	1,802,500
500,000	Berry Petroleum Co., 6.750%, 11/1/20	540,000
1,970,000	Bill Barrett Corp., 7.000%, 10/15/22	2,063,575
1,336,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	1,426,180
1,713,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	1,875,735
645,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	704,662
695,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	757,550
205,000	Chesapeake Energy Corp.,
	9.500%, 2/15/15	231,650
1,050,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	1,139,250
304,000	CONSOL Energy, Inc., 8.000%, 4/1/17	328,320
554,000	CONSOL Energy, Inc., 8.250%, 4/1/20	613,555
2,034,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	2,120,445
767,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 7.750%, 4/1/19	799,598
1,441,000	Denbury Resources, Inc.,
	4.625%, 7/15/23	1,390,565
2,494,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	2,518,940
1,751,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	1,891,080
1,346,000	Enterprise Products Operating LLC,
	8.375%, 8/1/66(A)	1,547,900
4,141,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	4,389,460
1,328,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	1,427,600
1,379,000	Exterran Partners LP / EXLP Finance
	Corp., 144a, 6.000%, 4/1/21	1,373,829
2,878,000	Forest Oil Corp., 7.250%, 6/15/19†	2,878,000
1,155,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	1,267,612
1,756,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 144a,
	5.750%, 2/15/21	1,813,070
1,273,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	1,400,300
1,250,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	1,371,875
3,475,000	Holly Energy Partners LP / Holly
	Energy Finance Corp.,
	8.250%, 3/15/18	3,761,688
4,136,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	4,559,940
1,042,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	1,091,495
2,388,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 144a,
	7.250%, 2/15/21	2,411,880
1,227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	1,312,890
854,000	Newfield Exploration Co.,
	5.625%, 7/1/24	881,755
896,000	Newfield Exploration Co.,
	6.875%, 2/1/20	960,960
2,152,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	2,270,360
1,207,000	Peabody Energy Corp.,
	6.000%, 11/15/18	1,282,438
3,063,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	3,353,985
2,414,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	2,733,855
770,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.500%, 7/15/21	847,000
780,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	850,200
1,474,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	1,444,520
2,000,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	2,075,000
303,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	314,362
2,178,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	2,346,795
1,900,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	2,075,750
688,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	753,360
		77,545,089

	Consumer Discretionary — 18.7%
995,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	1,059,675

14

Touchstone High Yield Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.3% (Continued)

	Consumer Discretionary — (Continued)
$2,295,000	AMC Networks, Inc., 7.750%, 7/15/21	$2,599,088
1,250,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	1,281,250
48,000	Asbury Automotive Group, Inc.,
	7.625%, 3/15/17	49,380
1,463,000	AutoNation, Inc., 5.500%, 2/1/20	1,587,355
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	562,500
1,361,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	1,337,182
514,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	543,555
1,033,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,113,058
300,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.250%, 10/30/17	323,625
814,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18	865,892
356,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 8.125%, 4/30/20	397,830
330,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.250%, 3/15/21	327,938
3,191,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	3,310,662
1,216,000	Clear Channel Worldwide Holdings,
	Inc., 7.625%, 3/15/20	1,269,200
585,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 6.500%, 11/15/22	617,175
151,000	CSC Holdings LLC, 6.750%, 11/15/21	169,309
612,000	CSC Holdings LLC, 8.625%, 2/15/19	734,400
2,166,000	Delphi Corp., 5.000%, 2/15/23	2,290,545
2,110,000	DISH DBS Corp., 4.625%, 7/15/17	2,189,125
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,295,205
2,534,000	Entravision Communications Corp.,
	8.750%, 8/1/17	2,749,390
1,879,000	Exide Technologies, 8.625%, 2/1/18†	1,613,591
339,000	Goodyear Tire & Rubber Co. (The),
	6.500%, 3/1/21†	349,594
2,973,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,404,085
1,018,000	International Automotive
	Components Group SA, 144a,
	9.125%, 6/1/18	1,007,820
1,500,000	Jarden Corp., 7.500%, 1/15/20	1,633,125
440,000	Lamar Media Corp., 5.875%, 2/1/22	476,300
45,000	Lamar Media Corp., 7.875%, 4/15/18	48,994
1,562,000	Libbey Glass, Inc., 6.875%, 5/15/20	1,685,008
2,692,000	Ltd. Brands, Inc., 5.625%, 2/15/22	2,853,520
1,000,000	Ltd. Brands, Inc., 7.600%, 7/15/37	1,076,250
328,000	Lynx I Corp., 144a, 5.375%, 4/15/21	341,120
2,214,000	Meritage Homes Corp.,
	7.150%, 4/15/20	2,468,610
1,091,000	Penske Automotive Group, Inc., 144a,
	5.750%, 10/1/22	1,137,368
1,282,000	PulteGroup, Inc., 6.375%, 5/15/33	1,288,410
236,000	PulteGroup, Inc., 7.875%, 6/15/32	260,780
237,000	Quebecor Media, Inc., 7.750%, 3/15/16	241,444
1,321,000	Quebecor Media, Inc., 144a,
	5.750%, 1/15/23	1,347,420
1,670,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	1,778,550
400,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 7.125%, 4/15/19	429,500
806,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	816,075
1,129,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	1,145,935
1,233,000	Sabre, Inc., 144a, 8.500%, 5/15/19	1,337,805
158,000	Service Corp. International/US,
	7.000%, 6/15/17	179,528
1,485,000	Service Corp. International/US,
	8.000%, 11/15/21	1,776,431
85,000	Sinclair Television Group, Inc., 144a,
	5.375%, 4/1/21	84,362
842,000	Sinclair Television Group, Inc., 144a,
	6.125%, 10/1/22	881,995
1,868,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	1,910,030
1,370,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	1,462,475
1,695,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	1,796,700
482,000	Suburban Propane Partners
	LP/Suburban Energy Finance Corp.,
	7.500%, 10/1/18	522,970
1,168,000	Tenneco, Inc., 6.875%, 12/15/20	1,283,340
862,000	Tenneco, Inc., 7.750%, 8/15/18	948,200
596,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	663,795
1,246,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	1,264,690
1,978,000	Valassis Communications, Inc.,
	6.625%, 2/1/21	2,111,515
2,929,000	Visteon Corp., 6.750%, 4/15/19	3,134,030
		71,434,704

	Industrials — 9.2%
1,216,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	1,307,200
1,090,000	Ardagh Packaging Finance PLC /
	Ardagh MP Holdings USA, Inc.,
	144a, 7.375%, 10/15/17	1,192,188
396,000	Aviation Capital Group Corp., 144a,
	6.750%, 4/6/21	440,373
1,508,000	Belden, Inc., 144a, 5.500%, 9/1/22	1,545,700
902,000	BWAY Holding Co., 10.000%, 6/15/18	1,010,240

15

Touchstone High Yield Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.3% (Continued)

	Industrials — (Continued)
$975,000	Calcipar SA, 144a, 6.875%, 5/1/18	$1,038,375
2,812,000	Case New Holland, Inc.,
	7.875%, 12/1/17	3,290,040
3,788,000	Cenveo Corp., 8.875%, 2/1/18	3,788,000
596,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	665,285
946,195	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	1,002,967
884,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	878,475
994,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	1,083,460
310,000	Gibraltar Industries, Inc., 144a,
	6.250%, 2/1/21	328,600
1,159,000	Griffon Corp., 7.125%, 4/1/18	1,251,720
295,000	Iron Mountain, Inc., 8.000%, 6/15/20	309,012
540,000	Iron Mountain, Inc., 8.375%, 8/15/21	593,325
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	1,987,590
1,372,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	1,553,790
1,275,000	Mead Products LLC / ACCO Brands
	Corp., 144a, 6.750%, 4/30/20	1,361,062
361,000	Moog, Inc., 7.250%, 6/15/18	377,245
734,000	Mueller Water Products, Inc.,
	7.375%, 6/1/17	755,102
823,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	821,971
240,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	252,300
2,800,000	TransDigm, Inc., 7.750%, 12/15/18	3,073,000
350,000	TransDigm, Inc., 144a,
	5.500%, 10/15/20	364,875
192,000	Tutor Perini Corp., 7.625%, 11/1/18	201,600
221,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	239,509
1,053,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,168,830
1,518,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	1,696,365
1,291,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	1,471,740
		35,049,939

	Health Care — 8.9%
1,200,000	Accellent, Inc., 8.375%, 2/1/17	1,275,000
3,320,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	3,419,600
2,983,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	3,229,098
1,930,000	CHS/Community Health Systems, Inc.,
	7.125%, 7/15/20	2,094,050
2,430,000	HCA, Inc., 5.875%, 3/15/22	2,618,325
589,000	HCA, Inc., 5.875%, 5/1/23	612,560
4,085,000	HCA, Inc., 6.500%, 2/15/20	4,608,391
3,639,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	3,993,802
903,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19†	896,228
3,513,000	Omnicare, Inc., 7.750%, 6/1/20	3,890,648
3,155,000	ResCare, Inc., 10.750%, 1/15/19	3,565,150
1,428,000	Tenet Healthcare Corp., 144a,
	4.500%, 4/1/21	1,399,440
1,063,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	1,144,054
1,053,000	Universal Hospital Services, Inc., 144a,
	7.625%, 8/15/20	1,131,975
		33,878,321

	Telecommunication Services — 8.6%
1,000,000	CenturyLink, Inc., 5.800%, 3/15/22	1,012,500
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,522,160
1,330,000	CenturyLink, Inc., 7.650%, 3/15/42	1,285,112
1,084,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	1,149,040
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	730,080
1,003,000	Crown Castle International Corp.,
	5.250%, 1/15/23	1,020,552
1,610,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,835,400
1,585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,795,012
3,250,000	GCI, Inc., 8.625%, 11/15/19	3,428,750
1,238,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	1,360,252
500,000	Intelsat Jackson Holdings SA,
	7.500%, 4/1/21	556,250
830,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	906,775
646,000	Sprint Capital Corp., 6.875%, 11/15/28	660,535
520,000	Sprint Capital Corp., 6.900%, 5/1/19	570,700
948,000	Sprint Nextel Corp., 6.000%, 11/15/22	974,070
445,000	Sprint Nextel Corp., 8.375%, 8/15/17	517,869
4,012,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	4,959,835
926,000	TW Telecom Holdings, Inc.,
	5.375%, 10/1/22	965,355
189,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	206,010
153,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	169,065
1,223,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	1,330,012
391,000	Videotron Ltd., 5.000%, 7/15/22	396,865
500,000	West Corp., 7.875%, 1/15/19	532,500
1,246,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	1,294,282
750,000	Windstream Corp., 7.000%, 3/15/19	765,938
2,370,000	Windstream Corp., 7.875%, 11/1/17	2,707,725
		32,652,644

	Materials — 8.5%
1,737,000	AK Steel Corp., 7.625%, 5/15/20	1,519,875

16

Touchstone High Yield Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.3% (Continued)

	Materials — (Continued)
$1,649,000	Aleris International, Inc.,
	7.625%, 2/15/18	$1,747,940
433,000	Aleris International, Inc.,
	7.875%, 11/1/20	461,145
2,295,000	ArcelorMittal, 5.750%, 8/5/20	2,421,225
1,388,000	ArcelorMittal, 7.500%, 10/15/39	1,426,170
1,560,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	1,618,500
303,000	Bombardier, Inc., 144a,
	7.750%, 3/15/20	348,450
2,173,000	Cascades, Inc., 7.875%, 1/15/20	2,335,975
2,572,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	2,694,170
2,378,000	HudBay Minerals, Inc., 9.500%, 10/1/20	2,597,965
1,263,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	1,338,780
1,408,000	Koppers, Inc., 7.875%, 12/1/19	1,548,800
1,140,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	1,194,150
968,000	LyondellBasell Industries N.V.,
	6.000%, 11/15/21	1,147,080
575,000	Novelis, Inc., 8.375%, 12/15/17	629,625
2,607,000	PolyOne Corp., 144a, 5.250%, 3/15/23	2,626,552
980,000	Steel Dynamics, Inc., 144a,
	5.250%, 4/15/23	993,475
2,353,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	2,600,065
1,432,000	Texas Industries, Inc., 9.250%, 8/15/20	1,564,460
275,000	United States Steel Corp.,
	7.375%, 4/1/20†	288,062
1,219,000	Vulcan Materials Co., 7.500%, 6/15/21	1,435,372
		32,537,836

	Financials — 7.4%
438,000	Aircastle Ltd., 6.250%, 12/1/19	478,515
2,850,000	Ally Financial, Inc., 5.500%, 2/15/17	3,082,968
1,274,000	Ally Financial, Inc., 8.000%, 11/1/31	1,605,240
500,000	CIT Group, Inc., 5.000%, 5/15/17	536,250
2,846,000	CIT Group, Inc., 5.000%, 8/15/22	3,038,925
464,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	504,600
1,111,000	EDP Finance BV, 144a, 6.000%, 2/2/18	1,169,328
3,781,000	International Lease Finance Corp.,
	5.875%, 8/15/22	4,075,207
1,400,000	Liberty Mutual Group, Inc., 144a,
	7.800%, 3/15/37	1,631,000
50,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	77,249
1,300,000	MetLife, Inc., 10.750%, 8/1/39	2,018,250
3,115,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	3,379,775
545,000	Omega Healthcare Investors, Inc.,
	5.875%, 3/15/24	580,425
795,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	876,488
1,000,000	Omega Healthcare Investors, Inc.,
	7.500%, 2/15/20	1,110,000
2,747,000	PHH Corp., 7.375%, 9/1/19	3,104,110
725,000	SLM Corp. MTN, 6.000%, 1/25/17	788,438
		28,056,768

	Information Technology — 5.6%
321,000	Equinix, Inc., 4.875%, 4/1/20	323,408
962,000	Equinix, Inc., 5.375%, 4/1/23	974,025
1,150,000	Equinix, Inc., 7.000%, 7/15/21	1,276,500
1,185,000	Equinix, Inc., 8.125%, 3/1/18	1,309,425
3,681,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	3,906,461
244,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	267,790
4,421,000	Kemet Corp., 10.500%, 5/1/18	4,608,892
2,815,000	Nuance Communications, Inc., 144a,
	5.375%, 8/15/20	2,850,188
3,107,000	Seagate HDD Cayman, 6.875%, 5/1/20	3,340,025
2,293,000	ViaSat, Inc., 6.875%, 6/15/20	2,459,242
		21,315,956

	Utilities — 5.1%
380,000	AES Corp., 7.375%, 7/1/21	440,800
1,808,000	AES Corp., 8.000%, 10/15/17	2,126,660
2,450,000	Ameren Energy Generating Co.,
	7.000%, 4/15/18†	1,960,000
1,546,596	Bruce Mansfield Unit, 6.850%, 6/1/34	1,676,356
1,199,000	Calpine Corp., 144a, 7.500%, 2/15/21	1,315,902
461,000	Calpine Corp., 144a, 7.875%, 7/31/20	504,795
1,720,000	Calpine Corp., 144a, 7.875%, 1/15/23	1,909,200
213,000	GenOn Energy, Inc., 7.625%, 6/15/14	226,845
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	557,500
3,613,000	InterGen N.V., 144a, 9.000%, 6/30/17	3,549,772
2,182,000	NRG Energy, Inc., 7.875%, 5/15/21	2,427,475
2,762,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	2,907,005
		19,602,310

	Consumer Staples — 3.9%
747,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	763,808
2,488,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	2,687,040
1,232,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	1,268,960
1,443,000	Del Monte Corp., 7.625%, 2/15/19	1,497,112
2,898,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	3,035,655
615,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	671,888
2,537,000	Post Holdings, Inc., 7.375%, 2/15/22	2,774,844

17

Touchstone High Yield Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.3% (Continued)

	Consumer Staples — (Continued)
$1,832,000	Smithfield Foods, Inc., 6.625%, 8/15/22	$1,996,880
		14,696,187
	Total Corporate Bonds	$366,769,754

	Term Loan— 0.3%

	Health Care — 0.3%
1,129,808	Genesis Healthcare Corp.,
	Term Loan B, 10.010%, 12/4/17	1,129,808

Shares

	Preferred Stocks — 0.3%

	Financials— 0.3%
30,726	Ally Financial, Inc., 0.046%	774,910
8,730	Countrywide Capital V, 0.044%	223,052
	Total Preferred Stocks	$997,962

	Investment Funds — 2.8%
7,289,806	Invesco Government & Agency
	Portfolio, Institutional Class**	$7,289,806
3,499,361	Touchstone Institutional Money
	Market Fund^	3,499,360
	Total Investment Funds	$10,789,166

	Total Investment Securities —99.7%
	(Cost $363,006,717)	$379,686,690

	Other Assets in
	Excess of Liabilities — 0.3%	1,279,107
	Net Assets — 100.0%	$380,965,797

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $7,003,562.

Portfolio Abbreviations:

LLC - Limited Liability Company

MTN - Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $97,903,675 or 25.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$366,769,754	$—	$366,769,754
Term Loan	—	1,129,808	—	1,129,808
Preferred Stocks	997,962	—	—	997,962
Investment Funds	10,789,166	—	—	10,789,166
				$379,686,690

See accompanying Notes to Financial Statements.

18

Portfolio of Investments

Touchstone Institutional Money Market Fund – March 31, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds— 13.7%
$8,820,000	Bank of New York Mellon Corp. (The) MTN	4.500	04/01/13	$8,820,000
1,750,000	General Electric Capital Corp.	4.800	05/01/13	1,756,039
2,585,000	Wachovia Corp. MTN	5.500	05/01/13	2,595,929
1,655,000	Wal-Mart Stores, Inc.	4.550	05/01/13	1,660,739
3,500,000	International Business Machines Corp.	2.100	05/06/13	3,506,366
3,850,000	Credit Suisse/New York MTN	5.000	05/15/13	3,871,068
4,100,000	Bank of Montreal	2.125	06/28/13	4,116,760
3,665,000	National Rural Utilities Cooperative Finance Corp.	5.500	07/01/13	3,711,875
9,000,000	Royal Bank of Canada MTN	2.100	07/29/13	9,055,042
3,760,000	UBS AG	2.250	08/12/13	3,784,377
875,000	Northern Trust Corp.	5.500	08/15/13	891,851
3,900,000	Bank of New York Mellon Corp. (The)	5.125	08/27/13	3,976,378
4,290,000	Canadian Imperial Bank of Commerce	1.450	09/13/13	4,311,433
1,120,000	US Bancorp MTN	1.375	09/13/13	1,124,330
1,540,000	Caterpillar Financial Services Corp. MTN	6.200	09/30/13	1,585,347
2,230,000	JPMorgan Chase & Co.	1.650	09/30/13	2,244,955
6,845,000	International Business Machines Corp.	6.500	10/15/13	7,072,305
1,000,000	Wal-Mart Stores, Inc.	0.750	10/25/13	1,002,759
414,000	US Bancorp MTN	1.125	10/30/13	415,713
2,000,000	Caterpillar, Inc.	7.000	12/15/13	2,093,187
3,756,000	Bank of Nova Scotia	2.375	12/17/13	3,810,290
750,000	Caterpillar Financial Services Corp. MTN	1.550	12/20/13	756,697
1,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	1,314,698
3,800,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	3,852,060
250,000	Caterpillar Financial Services Corp. MTN	6.125	02/17/14	262,352
9,750,000	Toyota Motor Credit Corp. MTN(A)	0.289	02/24/14	9,750,000
	Total Corporate Bonds			$87,342,550

	Commercial Paper— 2.4%
15,000,000	Bank of Tokyo-Mit UFJ Cp (LOC: Bk Tokyo)	0.160	04/01/13	15,000,000

	Municipal Bonds— 5.3%
1,000,000	Trenton NJ (P R LOC)	5.400	04/01/13	1,000,000
3,100,000	Fishers IN Redev Auth Lease Rev BANS Ser 2012	0.750	04/12/13	3,100,000
4,000,000	Bristol CT UTGO BANS Ser 2012	1.250	04/29/13	4,001,584
4,400,000	Muncie IN BANS UTGO Ser 2012	0.750	07/01/13	4,400,000
1,000,000	Manchester CT BANS UTGO Ser 2012	1.000	07/05/13	1,000,645
1,000,000	IN St Bond Bank (Ref Sch Severence) Ser 2012 C	0.500	07/15/13	1,000,000
400,000	TN St UTGO Ser B Pre-refunded @ $100	5.500	08/01/13	406,744
4,415,000	Woodbridge CT BANS UTGO Ser 2012 B	1.000	08/23/13	4,418,441
425,000	North Carolina Medical Care Commission (Cape Fear VY Health Sys) Ser 2008 C Pre-refunded @ $100	5.250	10/01/13	435,080
2,400,000	American Muni Pwr, Inc. OH BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	2,402,716
500,000	Springboro OH BANS (Real Estate Acquisition) Ser 2012	1.250	10/24/13	501,681
1,400,000	Mason OH EDR (Al Neyer Inc Proj) UTGO	1.500	01/29/14	1,405,745
2,700,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	2,700,643
3,015,000	Miami Twp OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	3,037,025
3,900,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	3,910,826
	Total Municipal Bonds			$33,721,130

	U.S. Government Agency Obligations— 13.6%
433,566	Overseas Private Investment Corp.(A)(B)	0.150	09/15/13	433,566
10,000,000	Overseas Private Investment Corp.(A)(B)	0.160	06/15/17	10,000,000

19

Touchstone Institutional Money Market Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 13.6% (Continued)
$6,000,000	Overseas Private Investment Corp.(A)(B)	0.160	06/15/17	$6,000,000
5,000,000	Overseas Private Investment Corp.(A)(B)	0.160	06/15/17	5,000,000
2,000,000	Overseas Private Investment Corp.(A)(B)	0.150	03/15/19	2,000,001
11,000,000	Overseas Private Investment Corp.(A)(B)	0.150	12/16/19	11,000,000
11,244,700	Overseas Private Investment Corp.(A)(B)	0.160	01/15/21	11,244,700
7,822,400	Overseas Private Investment Corp.(A)(B)	0.160	01/15/21	7,822,400
4,001,000	Overseas Private Investment Corp.(A)(B)	0.160	01/15/21	4,001,000
6,175,439	Overseas Private Investment Corp.(A)(B)	0.150	03/15/24	6,175,439
1,929,824	Overseas Private Investment Corp.(A)(B)	0.150	03/15/24	1,929,824
7,894,732	Overseas Private Investment Corp.(A)(B)	0.150	06/15/24	7,894,732
7,100,000	Overseas Private Investment Corp.(A)(B)	0.150	06/15/30	7,100,000
2,000,000	Overseas Private Investment Corp.(A)(B)	0.150	06/15/30	2,000,000
4,000,000	Overseas Private Investment Corp.(A)(B)	0.150	06/15/34	4,000,000
	Total U.S. Government Agency Obligations			$86,601,662

	Certificates of Deposit— 2.8%
5,400,000	Bank of Nova Scotia/Houston(A)	0.420	08/15/13	5,400,000
6,300,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(A)	0.881	03/07/14	6,323,643
6,200,000	Canadian Imperial Bank of Commerce/New York NY(A)	0.315	03/21/14	6,200,000
	Total Certificates of Deposit			$17,923,643

	Variable Rate Demand Notes(B) — 49.3%
170,000	Simba USA LLC Ser 2003	0.310	04/01/14	170,000
1,800,000	IL St Dev Fin Auth Indl (Maclean Fogg Co Proj) Ser 2004 (LOC: Bank of America NA)	0.410	06/01/14	1,800,000
400,000	Burgess & Niple Ltd.	0.250	09/01/14	400,000
5,000,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj C) Ser C	0.120	11/01/14	5,000,000
1,000,000	Douglas Co GA Dev Auth Pandosia LLC Ser 2007 B (LOC: Wells Fargo Bank NA)	0.250	12/01/14	1,000,000
900,000	Kenwood Lincoln-Mercury	0.210	05/01/15	900,000
405,000	New Belgium Brewing Co., Inc.	0.250	07/01/15	405,000
785,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank, FHLMC)	0.300	12/01/15	785,000
975,000	Kenwood Country Club	0.220	12/01/15	975,000
470,000	SC St Jobs-Econ DE Woodhead LLC Ser 2010 B (LOC: FHLB)	0.400	03/01/16	470,000
13,900,000	Pitkin Co CO IDR (Aspen Skiing Co Proj) Ser A (LOC: JP Morgan Chase Bank NA)	0.150	04/01/16	13,900,000
1,700,000	Orange City IA IDR (Vogel Enterprises Limited) Ser 2002 (LOC: U.S. Bank NA)	0.220	04/01/17	1,700,000
800,000	Upper IL River Vly Dev Auth Ser 2003 B (LOC: Lasalle Bank NA)	0.510	06/01/17	800,000
2,655,000	Team Rahal of Pittsburgh 144a	0.250	11/01/17	2,655,000
200,000	Platte Co MO IDA Complete Home Ser 2007 B (LOC: Columbian Bank, U.S. Bank NA)	0.190	01/01/19	200,000
2,060,000	Yuengling Beer Co., Inc.	0.300	11/01/19	2,060,000
1,535,000	WA MO IDA Dev Pauwels Ser 1999 (LOC: HSBC Bank USA NA)	0.560	12/01/19	1,535,000
1,042,000	Hopewell Development Co.	0.250	03/01/20	1,042,000
4,180,000	Crystal Clinic	0.230	04/01/20	4,180,000
1,645,000	Secor Realty, Inc.	0.210	04/01/20	1,645,000
3,700,000	D.G.Y. Real Estate LP	0.300	05/01/20	3,700,000
1,208,000	Oldham Co KY (Unltd Inc Proj) Ser 2005 (LOC: JP Morgan Chase Bank NA)	0.290	11/01/20	1,208,000
1,360,000	Auburn ME Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.260	01/01/21	1,360,000
1,110,000	QC Reprographics LLC	0.400	02/28/21	1,110,000
810,000	WA St HFC Brittany Pk Ser 1996 B (LIQ: FNMA)	0.260	11/01/21	810,000
2,760,000	Crozer-Keystone Health System	0.300	12/15/21	2,760,000
1,773,000	Progress Industrial Properties, Inc.	0.230	01/01/22	1,773,000
1,640,000	Odenton Baptist Church	0.360	07/01/22	1,640,000

20

Touchstone Institutional Money Market Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 49.3% (Continued)
$3,900,000	Mason City Clinic PC	0.260	09/01/22	$3,900,000
4,500,000	Penco Products, Inc. 144a	0.220	09/01/22	4,500,000
215,000	Green Street Surgery Center LLC	0.350	03/01/23	215,000
1,944,000	Campus Research Corp. Ser A	0.200	06/01/23	1,944,000
5,870,000	Mountain Agency, Inc. (The)	0.320	12/01/23	5,870,000
1,000,000	Dayton Wheel Concepts, Inc.	0.210	05/01/24	1,000,000
710,000	Ross Sinclaire Real Estate Trust LLC	0.320	12/01/25	710,000
5,180,000	Lodge Apartments Holdings LLC	0.220	03/01/26	5,180,000
3,470,000	First Church of Christ Christian, Inc. Ser 06-A	0.400	04/01/26	3,470,000
2,435,000	First Church of Christ Christian, Inc. Ser 06-B	0.400	04/01/26	2,435,000
815,000	Heart Property LLC Project	0.250	07/01/26	815,000
830,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.270	08/01/26	830,000
2,370,000	Miarko, Inc.	0.210	02/01/27	2,370,000
4,200,000	Botsford MI Gen Hosp Rev Ser 2008 A (LOC: U.S. Bank NA)	0.200	02/15/27	4,200,000
6,615,000	Blue Hen Hotel LLC	0.230	09/01/27	6,615,000
4,025,000	Jungs Station Associates	0.230	09/01/27	4,025,000
1,650,000	Saint Paul's Episcopal Church Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.220	07/01/28	1,650,000
13,360,000	Kansas City MO (Blue Ridge Mall) Ser 2005 (LOC: BMO Harris Bank NA)	0.170	11/01/28	13,360,000
9,530,000	TP Racing LLLP	0.900	06/01/30	9,530,000
8,300,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 B (LOC: JP Morgan Chase Bank NA)	0.140	10/01/31	8,300,000
15,605,000	OH St Hgr Edu Fac Rev (Case Western) Ser A (SPA: Wells Fargo)	0.140	10/01/31	15,605,000
13,925,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.140	10/01/31	13,925,000
1,900,000	Sheboygan Falls WI Indl Rev Adj Dev, Inc. Project Ser 2007 B (LOC: U.S. Bank NA)	0.310	01/01/32	1,900,000
1,865,000	486 Lesser Street LLC	0.220	02/01/32	1,865,000
1,905,000	Abag CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000 A-T (LIQ: FNMA)	0.260	09/15/32	1,905,000
5,900,000	Andrew W Mellon Foundation Ser 2008	0.150	12/01/32	5,900,000
2,370,000	Cincinnati Christian University	0.220	12/01/32	2,370,000
8,250,000	TMF Biofuels LLC	0.200	12/01/32	8,250,000
10,525,000	Lexington Financial Services LLC	0.190	01/01/33	10,525,000
200,000	FL St HFC Waterford Pointe Ser 2000 E-2 (LIQ: FNMA)	0.250	02/15/33	200,000
3,170,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The)	0.200	05/01/33	3,170,000
2,800,000	OH St Wtr Dev Auth Ref Ser 2010 C (LOC: UBS AG)	0.210	06/01/33	2,800,000
4,225,000	First Christian Church Of Florissant	0.200	01/01/34	4,225,000
1,000,000	French Lick IN EDR Town Green Place Ser A (LOC: PNC Bank NA)	0.250	01/01/34	1,000,000
2,800,000	Allen Co OH Hosp Facs Rev Adj (Catholic Healthcare) Ser 2010 (LOC: Union Bank NA)	0.140	06/01/34	2,800,000
5,235,000	Lee Family Partnership LLC	0.200	07/01/34	5,235,000
2,445,000	Gables of Germantown LLC (The)	0.450	04/01/35	2,445,000
15,680,000	MS St Business Fin Co Chevron USA Inc Ser 2010 I	0.130	11/01/35	15,680,000
1,710,000	Southwestern IL Dev Auth (Mattingly Lumber) Ser 2005 B (LOC: First Bank, FHLMC)	0.240	12/01/35	1,710,000
1,625,000	JJB Properties LLC (Rental Property) Ser 2006 (LOC: Arvest Bank, FHLMC)	0.160	01/01/36	1,625,000
1,075,000	Springside Corp. Exchange Partners I LLC	0.210	02/01/36	1,075,000
3,530,000	Manhattan Christian College, Inc.	0.290	05/01/36	3,530,000
2,460,000	Southwestern OH Water Co. (The)	0.210	05/01/36	2,460,000
5,000,000	OH St HFA Ser J	0.140	09/01/36	5,000,000
3,582,000	Mill Street Village LLC	0.360	01/01/37	3,582,000
5,715,000	Harvest Time Tabernacle, Inc.	0.290	08/01/37	5,715,000
1,000,000	BJ Financing LLC	0.200	12/01/37	1,000,000
1,820,000	Grace Evangelical Lutheran Church	0.290	02/01/38	1,820,000
1,095,000	Pickerington Church of the Nazarene	0.290	07/01/38	1,095,000

21

Touchstone Institutional Money Market Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 49.3% (Continued)
$775,000	CO St Edl & Cultural Northwestern Ser 2008 B (LOC: BMO Harris Bank NA)	0.230	08/01/38	$775,000
4,800,000	Chatom AL IDB Powersouth Energy Coop Ser 2011-A (SPA: National Rural Utilities Finance)	0.550	11/15/38	4,800,000
3,900,000	Cuyahoga Co OH Rev Cleveland Clinic Subser B 3 Ser 2011 (SPA:Wells Fargo Bank NA)	0.130	01/01/39	3,900,000
3,090,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.200	03/01/39	3,090,000
2,380,000	New York HFA (West 37Th Street) Ser 2008 (LIQ: FHLMC)	0.160	05/01/42	2,380,000
1,820,000	Corporate Finance Managers, Inc. Ser B	0.200	02/02/43	1,820,000
1,450,000	Boldt Healthcare Properties LLC	0.200	10/01/43	1,450,000
10,000,000	Monroe Co GA Dev Auth Poll Control Rev (GA Pwr Co Scherer Proj) Ser 2008	0.160	11/01/48	10,000,000
10,000,000	MI St Fin Auth Rev Sch Ln Ser 2010 B (LOC: Bank of Montreal)	0.170	09/01/50	10,000,000
10,040,000	OSL Santa Rosa Fountaingrove LLC Ser 2012	0.170	02/01/52	10,040,000
1,120,000	AM Investment Partners LLC MI	0.290	06/01/56	1,120,000
	Total Variable Rate Demand Notes			$314,689,000

	Repurchase Agreement— 13.3%

85,000,000	BMO Capital, 0.13%, dated 03/31/13, matures on 04/01/13, repurchase price $85,001,228 (collateralized by various U.S. Government Obligations, ranging in par value from $74,000 - $71,264,000, 0.300% - 1.250%, 08/27/14 - 05/12/17, total market value $86,700,188)	0.130	04/01/13	85,000,000

	Total Investment Securities —100.4%
	(Cost $640,277,985)			$640,277,985

	Liabilities in Excess of Other Assets — (0.4%)			(2,405,375)

	Net Assets — 100.0%			$637,872,610

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

HFA - Housing Finance Agency

HFC - Housing Finance Corp.

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

22

Touchstone Institutional Money Market Fund

March 31, 2013 (Unaudited) (Continued)

LLC - Limited Liability Company

MTN - Medium Term Note

LIQ - Liquidity Facility

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $7,155,000 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$314,689,000	$—	$314,689,000
Corporate Bonds	—	87,342,550	—	87,342,550
U.S. Government Agency Obligations	—	86,601,662	—	86,601,662
Municipal Bonds	—	33,721,130	—	33,721,130
Repurchase Agreement	—	85,000,000	—	85,000,000
Certificates of Deposit	—	17,923,643	—	17,923,643
Commercial Paper	—	15,000,000	—	15,000,000
				$640,277,985

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Money Market Fund – March 31, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds— 15.9%
$3,065,000	Bank of New York Mellon Corp. (The) MTN	4.500	04/01/13	$3,065,000
150,000	Caterpillar Financial Services Corp. MTN	2.000	04/05/13	150,028
150,000	JPMorgan Chase & Co.	4.750	05/01/13	150,564
900,000	Wal-Mart Stores, Inc.	4.550	05/01/13	903,222
1,700,000	International Business Machines Corp.	2.100	05/06/13	1,703,089
2,200,000	Credit Suisse/New York MTN	5.000	05/15/13	2,211,892
2,120,000	Bank of Montreal	2.125	06/28/13	2,128,579
1,412,000	National Rural Utilities Cooperative Finance Corp.	5.500	07/01/13	1,430,038
5,625,000	Royal Bank of Canada MTN	2.100	07/29/13	5,659,354
135,000	Toyota Motor Credit Corp. MTN	1.375	08/12/13	135,531
2,063,000	UBS AG	2.250	08/12/13	2,076,355
180,000	Northern Trust Corp.	5.500	08/15/13	183,484
2,400,000	Bank of New York Mellon Corp. (The)	5.125	08/27/13	2,446,909
2,905,000	Canadian Imperial Bank of Commerce/Canada	1.450	09/13/13	2,919,464
710,000	US Bancorp MTN	1.375	09/13/13	712,699
500,000	General Electric Capital Corp. MTN	5.400	09/20/13	511,884
1,410,000	Caterpillar Financial Services Corp. MTN	6.200	09/30/13	1,451,459
618,000	JPMorgan Chase & Co.	1.650	09/30/13	622,149
3,200,000	International Business Machines Corp.	6.500	10/15/13	3,306,234
250,000	National Rural Utilities Cooperative Finance Corp.	1.125	11/01/13	251,148
450,000	Caterpillar, Inc.	7.000	12/15/13	471,115
600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	606,784
1,700,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	1,723,290
353,000	US Bank NA	6.300	02/04/14	370,518
4,500,000	Toyota Motor Credit Corp. MTN(A)	0.289	02/24/14	4,500,000
	Total Corporate Bonds			$39,690,789

	Municipal Bonds— 7.2%
1,800,000	Fishers IN Redev Auth Lease Rev BANS Ser 2012	0.750	04/12/13	1,800,000
2,000,000	Bristol CT UTGO BANS Ser 2012	1.250	04/29/13	2,000,792
190,000	AR St Univ Ser 2012	0.666	05/01/13	190,000
2,600,000	Muncie IN BANS UTGO Ser 2012	0.750	07/01/13	2,600,000
395,000	Manchester CT BANS UTGO Ser 2012	1.000	07/05/13	395,255
1,800,000	Woodbridge CT BANS UTGO Ser 2012 B	1.000	08/23/13	1,801,403
485,000	Montgomery Co TX UTGO Ser 2008 Pre-refunded @ $100	5.125	10/01/13	496,456
220,000	NC St Med Care Com Ser 2008 Pre-refunded @ $100	5.625	10/01/13	225,631
1,200,000	AMP OH, Inc. BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	1,201,358
500,000	Springboro OH Rev BANS Ser 2012	1.250	10/24/13	501,681
305,000	AR St Univ Ser 2012	0.666	12/01/13	305,000
1,200,000	Mason OH EDR (Al Neyer Inc Proj) UTGO	1.500	01/29/14	1,204,925
1,500,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	1,500,357
655,000	Loveland OH Txbl BANS Real Estate Acquisition LTGO Ser 2013	3.000	02/12/14	663,402
1,300,000	Miami Twp OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	1,309,497
1,800,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	1,804,997
	Total Municipal Bonds			$18,000,754

	U.S. Government Agency Obligations— 14.4%
209,790	Overseas Private Investment Corp.(A)(B)	0.150	09/15/13	209,790
3,475,862	Overseas Private Investment Corp.(A)(B)	0.150	03/15/17	3,475,862
2,758,618	Overseas Private Investment Corp.(A)(B)	0.150	03/15/17	2,758,618
6,000,000	Overseas Private Investment Corp.(A)(B)	0.160	06/15/17	6,000,000
5,000,000	Overseas Private Investment Corp.(A)(B)	0.160	06/15/17	5,000,000

24

Touchstone Money Market Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 14.4% (Continued)
$2,000,000	Overseas Private Investment Corp.(A)(B)	0.150	12/16/19	$2,000,000
3,393,125	Overseas Private Investment Corp.(A)(B)	0.150	03/15/24	3,393,125
3,300,000	Overseas Private Investment Corp.(A)(B)	0.150	06/15/30	3,300,000
10,000,000	Overseas Private Investment Corp.(A)(B)	0.160	10/15/32	10,000,000
	Total U.S. Government Agency Obligations			$36,137,395

	Certificate of Deposit— 2.8%
2,200,000	Bank of Nova Scotia/Houston(A)	0.420	08/15/13	2,200,000
2,400,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(A)	0.881	03/07/14	2,409,007
2,500,000	Canadian Imperial Bank of Commerce/New York NY(A)	0.315	03/21/14	2,500,000
	Total Certificate of Deposit			$7,109,007

	Variable Rate Demand Notes(B) — 59.6%
2,250,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj C) Ser 1984	0.120	11/01/14	2,250,000
3,000,000	Lincoln Co WY Poll Control Rev Fltg Rate Dates Exxon Proj A Ser C	0.120	11/01/14	3,000,000
600,000	Pittsburgh Technical Institute US Domestic Ser 1999	0.200	10/01/15	600,000
200,000	Berks Co PA IDA Lebanon Vy Mall Ser 1996 B (LOC: First Union National Bank)	0.250	07/01/16	200,000
1,300,000	Tom Richards, Inc. US Domestic Ser 2001	0.230	12/01/16	1,300,000
2,050,000	Galloway Co. US Domestic Ser 2003	0.230	07/01/17	2,050,000
580,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.250	11/01/17	580,000
1,190,000	Plymouth WI IDR (Wis Plastic Prods Inc Proj) Ser 1998 (LOC: Bank First National)	0.210	05/01/18	1,190,000
165,000	Dublin Building LLC US Domestic Ser 1997	0.250	11/01/18	165,000
1,505,000	Livingston Co NY IDA Ref Red/Nicholas Ser 2007 B (LOC: HSBC Bank USA NA)	0.210	07/01/19	1,505,000
230,000	NY City NY IDA Institute For Cmnt Ser 2010 (LOC: JP Morgan Chase Bank NA)	0.400	11/01/19	230,000
205,000	St Ann's Medical Office Building II LP US Domestic Ser 1998	0.250	11/01/19	205,000
1,215,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.300	11/01/19	1,215,000
450,000	Bank of Kentucky Building LLC US Domestic Ser 1999	0.400	12/01/19	450,000
1,420,000	CMW Real Estate LLC US Domestic Ser 2000	0.220	06/01/20	1,420,000
680,000	Stonehedge Enterprises, Inc. US Domestic Ser 2000	0.250	01/04/21	680,000
390,000	WA St Hsg Fin Commission Brittany Pk Ser 1998 B (LIQ: FNMA)	0.230	11/01/21	390,000
1,202,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.230	01/01/22	1,202,000
800,000	Mason City Clinic PC US Domestic Ser 1992	0.260	09/01/22	800,000
400,000	Rise, Inc. Mesa AZ US Domestic Ser 2002	0.250	11/01/22	400,000
3,285,900	Campus Research Corp. US Domestic Ser 2002	0.200	06/01/23	3,285,900
770,000	Dick Masheter Ford, Inc. US Domestic Ser 2003	0.250	07/01/23	770,000
347,000	WAI Enterprises LLC Ser 2004	0.400	06/01/24	347,000
469,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.360	09/01/24	469,000
1,885,000	St James Properties Ltd. Priv Placement Ser 2004	0.400	12/01/24	1,885,000
240,000	NY City NY IDA N Y Congregational Ser 2006 B (LOC: HSBC Bank USA NA)	1.410	02/01/25	240,000
1,770,000	Diaz-Upton LLC Ser 2004	0.250	05/01/26	1,770,000
775,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.270	08/01/26	775,000
3,950,000	Jeff Wyler Automotive Family, Inc. Priv Placement Ser 2006	0.400	01/04/27	3,950,000
960,000	Bayloff Properties LLC US Domestic Ser 1998	0.250	04/01/28	960,000
1,920,000	VT St Edl & Hlth Bldg (Brattleboro Mem Hosp Proj) Ser 2008 A (LOC: TD Banknorth NA)	0.140	10/01/28	1,920,000
7,655,000	KS City MO Tax Incr Rev Blue Ridge Mall Tax Allocation Ser 2005 (LOC: BMO Harris Bank NA)	0.170	11/01/28	7,655,000
3,086,000	M&P Richfield LLC Ser 2001	0.210	11/01/28	3,086,000
730,000	CA St Infrastructure & Studio Moulding Ser 2001 B (LOC: Comerica Bank)	0.400	12/01/28	730,000
1,430,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.160	12/01/29	1,430,000
6,480,000	Lowell Family LLC US Domestic Ser 2005	0.190	04/01/30	6,480,000
5,355,000	Flamingo Enterprises, Inc. US Domestic Ser 2008	0.300	05/01/30	5,355,000

25

Touchstone Money Market Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 59.6% (Continued)
$2,360,000	TP Racing LLLP US Domestic Ser 2000	0.900	06/01/30	$2,360,000
1,300,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 B (LOC: JP Morgan Chase Bank NA)	0.140	10/01/31	1,300,000
6,010,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.140	10/01/31	6,010,000
1,665,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2009 O (LOC: Great Western Bank)	0.200	09/01/32	1,665,000
30,000	Halton Group Americas, Inc. US Domestic Ser 2007	0.350	10/01/32	29,999
1,600,000	OH St Air Quality Dev Auth Variable Ref Poll Control Firs Ser 2012 (LOC: Bank of Nova Scotia)	0.150	11/01/32	1,600,000
4,875,000	Andrew W Mellon Foundation Ser 2008	0.150	12/01/32	4,875,000
11,197,000	Hart Family Holdings LLC US Domestic Ser 2012	0.160	12/01/32	11,197,000
1,410,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The) Ser 2008	0.200	05/01/33	1,410,000
580,000	Alameda Co CA IDA Golden West Paper Ser 2008 (LOC: Comerica Bank)	0.340	11/01/33	580,000
2,485,000	First Christian Church Of Florissant US Domestic Ser 2008	0.200	01/01/34	2,485,000
6,000,000	Allen Co OH Hosp Facs Rev Adj (Catholic Healthcare) Ser 2010 (LOC: Union Bank NA)	0.140	06/01/34	6,000,000
2,450,000	D&I Properties LLC US Domestic Ser 2004	0.210	11/01/34	2,450,000
7,500,000	Westchester Co NY Hlthcare Sr Lien Ser 2010 D (LOC: TD Bank NA)	0.160	11/01/34	7,500,000
805,000	WA St Hsg Fin Commission Mallard Lakes Ser 2002 B (LIQ: FNMA)	0.220	05/15/35	805,000
8,800,000	MS St Business Fin CO Chevron Usa Inc Ser L Ser 2010	0.140	11/01/35	8,800,000
2,255,000	Metropolitan Govt Nashville & Davidson Hsg Jackson Apts Ser 2006 B (LOC: BMO Harris Bank NA)	0.210	04/01/36	2,255,000
615,000	CA St Infrastructure & Tobinworld Proj Ser 2007 B (LOC: Comerica Bank)	0.400	11/01/36	615,000
1,853,000	Mill Street Village LLC Ser 2006	0.360	01/01/37	1,853,000
1,040,000	WA St Hsg Fin Commission Vintage Proj Ser 2003 B (LIQ: FNMA)	0.170	01/15/37	1,040,000
3,185,000	Sarasota Co FL Public Hosp D Ref Sarasota Mem Hosp Ser 2008 A (LOC: Northern Trust Co)	0.130	07/01/37	3,185,000
270,000	LA Crosse WI IDR (G G P Inc Proj) Ser 2007 B (LOC: Wells Fargo Bank NA)	0.250	08/01/37	270,000
5,360,000	OSF Finance Co. LLC US Domestic Ser 2007	0.200	12/01/37	5,360,000
775,000	District Of Columbia Rev Pew Charitable Ser 2008 B (LOC: PNC Bank NA)	0.170	04/01/38	775,000
3,400,000	Chatom AL IDB Powersouth Energy Coop Ser 2011-A (SPA: National Rural Utilities Finance)	0.550	11/15/38	3,400,000
2,700,000	Cuyahoga Co OH Rev Cleveland Clinic Subser B3 Ser 2011 (SPA: U.S. Bank NA)	0.150	01/01/39	2,700,000
1,595,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.200	03/01/39	1,595,000
1,700,000	Montgomery Co OH Rev Miami Vy Hosp Ser C Rmkt Ser 2011 (SPA: Wells Fargo Bank NA)	0.130	11/15/39	1,700,000
315,000	IA St Fin Auth Mf Rev Hsg Point Cedar Ser 2006 B (LOC: BMO Harris Bank NA)	0.560	12/01/41	315,000
700,000	Boldt Healthcare Properties LLC Priv Placement Ser 2010	0.200	10/01/43	700,000
2,410,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.200	04/01/46	2,410,000
950,000	MBE Investment Co. LLC US Domestic Ser 2001	0.290	02/01/51	950,000
	Total Variable Rate Demand Notes			$149,129,899

	Total Investment Securities —99.9%
	(Cost $250,067,844)			$250,067,844

	Other Assets in Excess of Liabilities — 0.1%			321,196

	Net Assets — 100.0%			$250,389,040

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

26

Touchstone Money Market Fund

March 31, 2013 (Unaudited) (Continued)

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

EDR - Economic Development Revenue

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

MTN -Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, this security was valued at $580,000 or 0.23% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$149,129,899	$—	$149,129,899
Municipal Bonds	—	18,000,754	—	18,000,754
Corporate Bonds	—	39,690,789	—	39,690,789
U.S. Government Agency Obligations	—	36,137,395	—	36,137,395
Certificate of Deposit	—	7,109,007	—	7,109,007
				$250,067,844

See accompanying Notes to Financial Statements.

27

This page intentionally left blank.

28

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

			Touchstone		Touchstone
	Touchstone	Touchstone	Institutional		Money
	Core Bond	High Yield	Money Market		Market
	Fund	Fund	Fund		Fund
Assets
Investments, at cost	$153,463,541	$363,006,717	$555,277,985		$250,067,844
Affiliated securities, at market value	$1,787,094	$3,499,360	$—		$—
Non-affiliated securities, at market value	157,631,054	376,187,330	555,277,985	(B)	250,067,844	(B)
Repurchase Agreement	—	—	85,000,000		—
Investments, at market value (A)	$159,418,148	$379,686,690	$640,277,985	(B)	$250,067,844	(B)
Cash	—	284,475	39,569		3,157
Dividends and interest receivable	1,053,009	6,864,161	1,199,955		507,769
Receivable for capital shares sold	7,485	1,609,554	17,389,104		17,511
Receivable for investments sold	25,126	1,246,530	—		—
Receivable for securities lending income	60	5,746	—		—
Receivable from Investment Advisor	—	—	—		39,794
Other assets	23,563	52,221	22,721		12,461
Total Assets	160,527,391	389,749,377	658,929,334		250,648,536

Liabilities
Dividends payable	—	211	122		8
Payable for return of collateral for securities on loan	156,632	7,289,806	—		—
Payable for capital shares redeemed	384,230	995,054	17,421,001		69,335
Payable for investments purchased	8,708,063	217,132	3,525,080		—
Payable to Investment Advisor	51,256	161,369	88,470		—
Payable to other affiliates	18,887	68,333	386		62,719
Payable to Trustees	2,610	1,989	1,514		3,456
Payable to Transfer Agent	35,706	12,233	945		86,722
Payable for reports to shareholders	24,029	17,948	4,055		20,513
Other accrued expenses and liabilities	32,792	19,505	15,151		16,743
Total Liabilities	9,414,205	8,783,580	21,056,724		259,496

Net Assets	$151,113,186	$380,965,797	$637,872,610		$250,389,040

Net assets consist of:
Paid-in capital	$225,602,294	$368,346,258	$637,909,484		$250,391,793
Accumulated net investment income (loss)	(274,726)	17,590	—		41
Accumulated net realized losses on investments and foreign currency	(80,168,989)	(4,078,024)	(36,874)		(2,794)
Net unrealized appreciation on investments	5,954,607	16,679,973	—		—
Net Assets	$151,113,186	$380,965,797	$637,872,610		$250,389,040

(A) Includes market value of securities on loan of:	$150,810	$7,003,562	$—		$—

(B)Valued at amortized cost for the period ended March 31, 2013.

See accompanying Notes to Financial Statements.

29

Statements of Assets and Liabilities

March 31, 2013 (Unaudited) (Continued)

			Touchstone
	Touchstone	Touchstone	Institutional	Touchstone
	Core Bond	High Yield	Money Market	Money Market
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$60,455,927	$92,156,895	$—	$31,001,549
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	5,679,346	10,131,163	—	31,006,216
Net asset value and redemption price per share*	$10.64	$9.10	$—	$1.00
Maximum offering price per share	$11.17	$9.55	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$16,870,109	$41,232,476	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,696,072	4,541,083	—	—
Net asset value, offering price per share**	$9.95	$9.08	$—	$—

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$219,387,491
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	—	—	219,418,686
Net asset value, offering price and redemption price per share	$—	$—	$—	$1.00

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$66,067,162	$214,937,045	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	6,208,813	23,096,171	—	—
Net asset value, offering price and redemption price per share	$10.64	$9.31	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$7,719,988	$32,639,381	$637,872,610	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	725,735	3,509,072	637,900,580	—
Net asset value, offering price and redemption price per share	$10.64	$9.30	$1.00	$—

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a no-load $1 million or more subscription may be subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

30

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

			Touchstone	Touchstone
	Touchstone	Touchstone	Institutional	Money
	Core Bond	High Yield	Money	Market
	Fund	Fund	Market Fund	Fund
Investment Income
Dividends from affiliated securities	$1,803	$2,259	$—	$—
Dividends from non-affiliated securities	119,891	30,797	—	—
Interest	3,275,932	12,984,431	691,204	356,277
Income from securities loaned	266	23,056	—	—
Total Investment Income	3,397,892	13,040,543	691,204	356,277
Expenses
Investment advisory fees	415,340	959,358	466,442	532,780
Administration fees	150,758	331,710	393,099	209,736
Compliance fees and expenses	765	765	715	715
Custody fees	748	2,051	3,680	2,566
Professional fees	11,197	18,771	16,862	13,122
Transfer Agent fees, Class A	35,128	40,918	—	24,718
Transfer Agent fees, Class C	8,607	13,551	—	—
Transfer Agent fees, Class S	—	—	—	114,459
Transfer Agent fees, Class Y	18,115	28,055	—	—
Transfer Agent fees, Institutional Class	610	83	1,580	—
Registration fees, Class A	10,025	14,879	—	10,096
Registration fees, Class C	6,920	9,495	—	—
Registration fees, Class S	—	—	—	4,171
Registration fees, Class Y	7,381	15,632	—	—
Registration fees, Institutional Class	5,349	24	8,827	—
Reports to Shareholders, Class A	10,455	9,157	—	4,810
Reports to Shareholders, Class C	7,045	4,875	—	—
Reports to Shareholders, Class S	—	—	—	17,052
Reports to Shareholders, Class Y	3,974	5,282	—	—
Reports to Shareholders, Institutional Class	3,618	5,314	5,977	—
Distribution expenses, Class A	85,530	118,949	—	36,714
Distribution expenses, Class C	91,271	212,531	—	—
Distribution expenses, Class S	—	—	—	371,645
Trustee fees	4,879	4,449	3,990	5,953
Other expenses	52,649	39,713	21,581	19,176
Total Expenses	930,364	1,835,562	922,753	1,367,713
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(256,378)	(235,481)	(456,470)	(1,023,384)
Fees eligible for recoupment by the Advisor	1,142	—	—	—
Net Expenses	675,128	1,600,081	466,283	344,329
Net Investment Income	2,722,764	11,440,462	224,921	11,948
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	541,696	2,815,691	787	645
Net realized gain on foreign currency	340,376	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(2,625,621)	5,544,400	—	—
Net change in unrealized depreciation on foreign currency transactions	(37,966)	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(1,781,515)	8,360,091	787	645
Change in Net Assets Resulting from Operations	$941,249	$19,800,553	$225,708	$12,593

(A)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

31

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Core Bond Fund		High Yield Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	March 31, 2013	September 30,	March 31, 2013	September 30,
	(Unaudited)	2012	(Unaudited)	2012
From Operations
Net investment income	$2,722,764	$2,346,362	$11,440,462	$16,040,768
Net realized gain (loss) on investments and foreign currency	882,072	2,872,368	2,815,691	1,493,467
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,663,587)	805,693	5,544,400	18,168,861
Change in Net Assets from Operations	941,249	6,024,423	19,800,553	35,703,096
Distributions to Shareholders from:
Net investment income, Class A	(1,156,659)	(1,819,792)	(2,830,917)	(8,463,782)
Net investment income, Class C	(265,761)	(339,952)	(1,106,369)	(1,875,636)
Net investment income, Class S	—	—	—	—
Net investment income, Class Y	(1,390,986)	(390,467)	(6,567,813)	(5,354,489)
Net investment income, Institutional Class	(204,855)	(81,073)	(962,763)	(308,484)
Net realized gains, Class A	(810,978)	—	—	—
Net realized gains, Class C	(224,640)	—	—	—
Net realized gains, Class S	—	—	—	—
Net realized gains, Class Y	(889,128)	—	—	—
Net realized gains, Institutional Class	(130,583)	—	—	—
Total Distributions	(5,073,590)	(2,631,284)	(11,467,862)	(16,002,391)

Net Increase (Decrease) from Share Transactions(A)	(34,234,600)	136,921,035	(5,261,995)	187,482,304

Total Increase (Decrease) in Net Assets	(38,366,941)	140,314,174	3,070,696	207,183,009

Net Assets
Beginning of period	189,480,127	49,165,953	377,895,101	170,712,092
End of period	$151,113,186	$189,480,127	$380,965,797	$377,895,101
Accumulated Net Investment Income (Loss)	$(274,726)	$20,771	$17,590	$44,990

(A) For details of share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 34-37.

See accompanying Notes to Financial Statements.

32

Statements of Changes in Net Assets

(Continued)

Touchstone		Touchstone
Institutional		Money
Money Market Fund		Market Fund
For the	For the	For the	For the
Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended
March 31, 2013	September 30,	March 31, 2013	September 30,
(Unaudited)	2012	(Unaudited)	2012

$224,921	$607,365	$11,948	$22,483
787	(4,924)	645	(2,818)
—	—	—	—
225,708	602,441	12,593	19,665

—	—	(1,368)	(3,237)
—	—	—	—
—	—	(10,533)	(19,240)
—	—	—	—
(225,033)	(607,253)	—	—
—	—	—	(690)
—	—	—	—
—	—	—	(4,359)
—	—	—	—
—	—	—	—
(225,033)	(607,253)	(11,901)	(27,526)

149,521,057	110,784,156	29,209,971	(24,788,575)

149,521,732	110,779,344	29,210,663	(24,796,436)

488,350,878	377,571,534	221,178,377	245,974,813
$637,872,610	$488,350,878	$250,389,040	$221,178,377
$—	$112	$41	$(6)

33

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone
	Core Bond Fund
	For the
	Six Months
	Ended		For the Year
	March 31, 2013		Ended
	(Unaudited)		September 30, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	286,961	$3,088,961	2,392,502	$25,569,281
Proceeds from Shares issued in connection with merger(A)	—	—	3,649,908	39,249,339
Reinvestment of distributions	155,457	1,674,548	104,955	1,128,791
Cost of Shares redeemed	(2,033,856)	(21,917,609)	(2,860,712)	(30,821,202)
Change in Class A Share Transactions	(1,591,438)	(17,154,100)	3,286,653	35,126,209
Class C
Proceeds from Shares issued	79,023	801,156	477,512	4,775,868
Proceeds from Shares issued in connection with merger(A)	—	—	981,361	9,844,706
Reinvestment of distributions	32,964	332,155	20,187	203,701
Cost of Shares redeemed	(316,395)	(3,185,122)	(342,951)	(3,448,978)
Change in Class C Share Transactions	(204,408)	(2,051,811)	1,136,109	11,375,297
Class Y(B)
Proceeds from Shares issued	612,290	6,645,650	231,179	2,494,140
Proceeds from Shares issued in connection with merger(A)	—	—	15,860,453	171,954,001
Reinvestment of distributions	128,624	1,386,018	22,274	240,865
Cost of Shares redeemed	(1,747,044)	(18,730,416)	(8,898,963)	(96,394,019)
Change in Class Y Share Transactions	(1,006,130)	(10,698,748)	7,214,943	78,294,987
Institutional Class(B)
Proceeds from Shares issued	12,323	131,938	7,749,580	84,004,947
Proceeds from Shares issued in connection with merger(A)	—	—	976,206	10,436,404
Reinvestment of distributions	31,151	335,438	7,493	81,073
Cost of Shares redeemed	(448,602)	(4,797,317)	(7,602,416)	(82,397,882)
Change in Institutional Class Share Transactions	(405,128)	(4,329,941)	1,130,863	12,124,542

Change from Share Transactions	(3,207,104)	$(34,234,600)	12,768,568	$136,921,035

(A)	See Note 7 in the Notes to Financial Statements.

 (B) The Core Bond Fund began issuing Class Y shares and Institutional Class shares on April 16, 2012. The High Yield Fund began issuing Institutional Class shares on January 27, 2012.

See accompanying Notes to Financial Statements.

34

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

Touchstone
High Yield Fund
For the
Six Months
Ended		For the Year
March 31, 2013		Ended
(Unaudited)		September 30, 2012
Shares	Dollars	Shares	Dollars

1,889,464	$17,103,945	9,179,661	$79,024,306
—	—	432,854	3,842,441
248,243	2,235,331	472,496	4,113,026
(2,862,933)	(25,855,893)	(12,985,452)	(113,157,024)
(725,226)	(6,516,617)	(2,900,441)	(26,177,251)

489,769	4,410,782	2,008,515	17,354,221
—	—	337,359	2,989,128
85,304	766,821	123,142	1,070,492
(829,684)	(7,490,042)	(565,427)	(4,878,449)
(254,611)	(2,312,439)	1,903,589	16,535,392

3,750,576	34,708,456	15,965,673	141,880,304
—	—	10,301,951	93,468,536
391,308	3,602,596	378,053	3,368,910
(5,529,022)	(50,999,191)	(6,419,272)	(57,039,334)
(1,387,138)	(12,688,139)	20,226,405	181,678,416

2,075,118	18,995,721	1,800,762	16,078,197
—	—	—	—
103,364	951,482	34,514	308,484
(398,999)	(3,692,003)	(105,687)	(940,934)
1,779,483	16,255,200	1,729,589	15,445,747

(587,492)	$(5,261,995)	20,959,142	$187,482,304

35

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

Touchstone Institutional
Money Market Fund
For the Six Months
	Ended		For the Year
	March 31, 2013		Ended
	(Unaudited)		September 30, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	—	$—	—	$—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class A Share Transactions	—	—	—	—
Class S
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class S Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	3,716,287,662	3,716,287,776	5,688,861,493	5,688,863,802
Reinvestment of distributions	224,737	224,737	531,695	531,695
Cost of Shares redeemed	(3,566,991,456)	(3,566,991,456)	(5,578,611,341)	(5,578,611,341)
Change in Institutional Class Share Transactions	149,520,943	149,521,057	110,781,847	110,784,156

Change from Share Transactions	149,520,943	$149,521,057	110,781,847	$110,784,156

See accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

Touchstone Money
Market Fund
For the Six Months
Ended		For the Year
March 31, 2013		Ended
(Unaudited)		September 30, 2012
Shares	Dollars	Shares	Dollars

14,753,031	$14,753,031	36,036,153	$36,036,153
1,248	1,248	2,969	2,969
(14,996,018)	(14,996,018)	(42,923,376)	(42,923,376)
(241,739)	(241,739)	(6,884,254)	(6,884,254)

184,677,581	184,677,581	237,858,850	237,858,850
10,506	10,506	20,502	20,502
(155,236,377)	(155,236,377)	(255,783,673)	(255,783,673)
29,451,710	29,451,710	(17,904,321)	(17,904,321)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

29,209,971	$29,209,971	(24,788,575)	$(24,788,575)

37

Financial Highlights

Touchstone Core Bond Fund —Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2013				Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$10.89		$10.46		$10.41	$9.76	$9.01	$9.67
Income (loss) from investment operations:
Net investment income	0.15		0.30		0.39	0.39	0.41	0.46
Net realized gain (loss) on investments	(0.10)		0.46		0.10	0.67	0.80	(0.66)
Total from investment operations	0.05		0.76		0.49	1.06	1.21	(0.20)
Distributions from:
Net investment income	(0.18)		(0.33)		(0.44)	(0.41)	(0.46)	(0.46)
Realized capital gains	(0.12)		—		—	—	—	—
Total distributions	(0.30)		(0.33)		(0.44)	(0.41)	(0.46)	(0.46)
Net asset value at end of period	$10.64		$10.89		$10.46	$10.41	$9.76	$9.01
Total return(A)	0.42	%(B)	7.47%		4.80%	11.10%	13.92%	(2.19%)
Ratios and supplemental data:
Net assets at end of period (000's)	$60,456		$79,208		$41,663	$44,107	$36,096	$46,713
Ratio to average net assets:
Net expenses	0.83	%(C)	0.87%		0.90%	0.90%	0.90%	0.90%
Gross expenses	1.15	%(C)	1.23%		1.28%	1.28%	1.21%	1.23%
Net investment income	3.09	%(C)	2.72%		3.80%	3.91%	4.58%	4.77%
Portfolio turnover rate	203	%(B)	525	%(D)	319%	370%	277%	184%

Touchstone Core Bond Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$10.20		$9.82		$9.80	$9.21	$8.53	$9.18
Income (loss) from investment operations:
Net investment income	0.12		0.22		0.30	0.31	0.34	0.36
Net realized gain (loss) on investments	(0.10)		0.42		0.08	0.62	0.73	(0.62)
Total from investment operations	0.02		0.64		0.38	0.93	1.07	(0.26)
Distributions from:
Net investment income	(0.15)		(0.26)		(0.36)	(0.34)	(0.39)	(0.39)
Realized capital gains	(0.12)		—		—	—	—	—
Total distributions	(0.27)		(0.26)		(0.36)	(0.34)	(0.39)	(0.39)
Net asset value at end of period	$9.95		$10.20		$9.82	$9.80	$9.21	$8.53
Total return(A)	0.18	%(B)	6.59%		4.01%	10.32%	13.07%	(2.93%)
Ratios and supplemental data:
Net assets at end of period (000's)	$16,870		$19,386		$7,503	$8,550	$5,867	$3,255
Ratio to average net assets:
Net expenses	1.58	%(C)	1.62%		1.65%	1.65%	1.65%	1.65%
Gross expenses	1.98	%(C)	2.10%		2.44%	2.09%	2.10%	2.27%
Net investment income	2.34	%(C)	1.98%		3.04%	3.15%	3.81%	4.03%
Portfolio turnover rate	203	%(B)	525	%(D)	319%	370%	277%	184%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchase and sales of the Acquired Fund (see Note 7). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

38

Financial Highlights

(Continued)

Touchstone Core Bond Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months		Period
	Ended		Ended
	March 31,		September
	2013		30,(A)
	(Unaudited)		2012
Net asset value at beginning of period	$10.89		$10.69
Income from investment operations:
Net investment income	0.19		0.18
Net realized gain (loss) on investments	(0.12)		0.19
Total from investment operations	0.07		0.37
Distributions from:
Net investment income	(0.20)		(0.17)
Realized capital gains	(0.12)		—
Total distributions	(0.32)		(0.17)
Net asset value at end of period	$10.64		$10.89
Total return	0.64	%(B)	3.46	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$66,067		$78,575
Ratio to average net assets:
Net expenses	0.58	%(C)	0.58	%(C)
Gross expenses	0.81	%(C)	0.97	%(C)
Net investment income	3.34	%(C)	2.97	%(C)
Portfolio turnover rate	203	%(B)	525	%(D)

Touchstone Core Bond Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months		Period
	Ended		Ended
	March 31,		September
	2013		30,(A)
	(Unaudited)		2012
Net asset value at beginning of period	$10.89		$10.69
Income (loss) from investment operations:
Net investment income	0.17		0.18
Net realized gain (loss) on investments	(0.10)		0.19
Total from investment operations	0.07		0.37
Distributions from:
Net investment income	(0.20)		(0.17)
Realized capital gains	(0.12)		—
Total distributions	(0.32)		(0.17)
Net asset value at end of period	$10.64		$10.89
Total return	0.68	%(B)	3.50	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,720		$12,311
Ratio to average net assets:
Net expenses	0.50	%(C)	0.50	%(C)
Gross expenses	0.91	%(C)	1.11	%(C)
Net investment income	3.42	%(C)	3.05	%(C)
Portfolio turnover rate	203	%(B)	525	%(D)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchase and sales of the Acquired Fund (see Note 7). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

39

Financial Highlights

(Continued)

Touchstone High Yield Fund —Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2013				Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$8.90		$8.13		$8.60	$8.19	$7.85	$9.17
Income (loss) from investment operations:
Net investment income	0.27		0.57		0.66	0.75	0.73	0.74
Net realized gain (loss) on investments	0.20		0.76		(0.43)	0.42	0.34	(1.28)
Total from investment operations	0.47		1.33		0.23	1.17	1.07	(0.54)
Distributions from:
Net investment income	(0.27)		(0.56)		(0.70)	(0.76)	(0.73)	(0.74)
Realized capital gains	—		—		—	—	—	(0.04)
Total distributions	(0.27)		(0.56)		(0.70)	(0.76)	(0.73)	(0.78)
Net asset value at end of period	$9.10		$8.90		$8.13	$8.60	$8.19	$7.85
Total return(A)	5.33	%(B)	16.80%		2.43%	14.90%	16.06%	(6.33%)
Ratios and supplemental data:
Net assets at end of period (000's)	$92,157		$96,667		$111,888	$113,453	$59,392	$57,020
Ratio to average net assets:
Net expenses	0.98	%(C)	0.99%		1.05%	1.05%	1.05%	1.05%
Gross expenses	1.10	%(C)	1.10%		1.18%	1.20%	1.38%	1.26%
Net investment income	5.85	%(C)	6.48%		7.59%	8.95%	10.58%	8.31%
Portfolio turnover rate	27	%(B)	48	%(D)	62%	47%	60%	28%

Touchstone High Yield Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013				Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$8.89		$8.12		$8.59	$8.18	$7.84	$9.16
Income (loss) from investment operations:
Net investment income	0.23		0.49		0.60	0.69	0.65	0.68
Net realized gain (loss) on investments	0.19		0.78		(0.44)	0.41	0.37	(1.29)
Total from investment operations	0.42		1.27		0.16	1.10	1.02	(0.61)
Distributions from:
Net investment income	(0.23)		(0.50)		(0.63)	(0.69)	(0.68)	(0.67)
Realized capital gains	—		—		—	—	—	(0.04)
Total distributions	(0.23)		(0.50)		(0.63)	(0.69)	(0.68)	(0.71)
Net asset value at end of period	$9.08		$8.89		$8.12	$8.59	$8.18	$7.84
Total return(A)	4.83	%(B)	15.93%		1.67%	14.01%	15.24%	(7.03%)
Ratios and supplemental data:
Net assets at end of period (000's)	$41,232		$42,626		$23,485	$24,412	$18,423	$4,569
Ratio to average net assets:
Net expenses	1.72	%(C)	1.80%		1.80%	1.80%	1.80%	1.80%
Gross expenses	1.84	%(C)	1.92%		2.11%	1.97%	2.11%	2.20%
Net investment income	5.11	%(C)	5.67%		6.83%	8.26%	9.46%	7.54%
Portfolio turnover rate	27	%(B)	48	%(D)	62%	47%	60%	28%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchase and sales of the Acquired Fund (see Note 7). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

40

Financial Highlights

(Continued)

Touchstone High Yield Fund —Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2013				Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$9.10		$8.30		$8.77	$8.34	$7.86	$9.18
Income (loss) from investment operations:
Net investment income	0.29		0.59		0.68	0.75	0.66	0.75
Net realized gain (loss) on investments	0.20		0.79		(0.43)	0.46	0.50	(1.27)
Total from investment operations	0.49		1.38		0.25	1.21	1.16	(0.52)
Distributions from:
Net investment income	(0.28)		(0.58)		(0.72)	(0.78)	(0.68)	(0.76)
Realized capital gains	—		—		—	—	—	(0.04)
Total distributions	(0.28)		(0.58)		(0.72)	(0.78)	(0.68)	(0.80)
Net asset value at end of period	$9.31		$9.10		$8.30	$8.77	$8.34	$7.86
Total return	5.50	%(A)	17.10%		2.63%	15.16%	16.92%	(6.07%)
Ratios and supplemental data:
Net assets at end of period (000's)	$214,937		$222,866		$35,339	$8,482	$3,130	$866
Ratio to average net assets:
Net expenses	0.64	%(B)	0.75%		0.80%	0.80%	0.80%	0.80%
Gross expenses	0.76	%(B)	0.86%		0.97%	0.96%	1.36%	1.27%
Net investment income	6.19	%(B)	6.72%		7.64%	9.33%	9.95%	8.74%
Portfolio turnover rate	27	%(A)	48	%(C)	62%	47%	60%	28%

Touchstone High Yield Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
			Period
	Six Months		Ended
	Ended		September
	March 31,		30,
	2013		2012(D)
	(Unaudited)		2012
Net asset value at beginning of period	$9.10		$8.88
Income from investment operations:
Net Investment income	0.28		0.43
Net realized gain on investments	0.21		0.23
Total from investment operations	0.49		0.66
Distributions from:
Net investment income	(0.29)		(0.44)
Net asset value at end of period	$9.30		$9.10
Total return	5.41	%(A)	7.66	%(A)
Ratios and supplemental data:
Net assets at end of period (000's)	$32,639		$15,735
Ratio to average net assets:
Net expenses	0.59	%(B)	0.65	%(B)
Gross expenses	0.75	%(B)	0.95	%(B)
Net investment income	6.24	%(B)	6.82	%(B)
Portfolio turnover rate	27	%(A)	48	%(C)

(A)	Not annualized.

(B)	Annualized.

(C)	Portfolio turnover excludes the purchase and sales of the Acquired Fund (see Note 7). If these transactions were included, portfolio turnover would have been higher.
(D)	Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.

See accompanying Notes to Financial Statements.

41

Financial Highlights

(Continued)

Touchstone Institutional Money Market Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	0.001		0.001		0.002		0.003		0.017		0.038
Net realized gain (loss) on investments	—	(A)	(—	)(A)	—	(A)	(—	)(A)	(—	)(A)	(—	)(A)
Total from investment operations	0.001		0.001		0.002		0.003		0.017		0.038
Distributions from:
Net investment income	(0.001)		(0.001)		(0.002)		(0.003)		(0.017)		(0.038)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.05	%(B)	0.15%		0.20%		0.33%		1.76%		3.87%
Ratios and supplemental data:
Net assets at end of period (000's)	$637,873		$488,351		$377,572		$299,856		$454,008		$461,494
Ratio to average net assets:
Net expenses	0.20	%(C)	0.20%		0.20%		0.20%		0.27	%(D)	0.20%
Gross expenses	0.40	%(C)	0.40%		0.42%		0.42%		0.48%		0.42%
Net investment income	0.10	%(C)	0.14%		0.19%		0.34%		1.57%		3.66%

(A)	Less than $0.005 per share.

(B)	Not annualized.

(C)	Annualized.

(D)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.20%.

See accompanying Notes to Financial Statements.

42

Financial Highlights

(Continued)

Touchstone Money Market Fund —Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	0.013		0.033
Net realized gains (losses) on investments	—	(A)	(—	)(A)	—	(A)	—		—	(A)	(—	)(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	0.013		0.033
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.013)		(0.033)
Realized capital gains	—		(—	)(A)	—		—		—		—
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.013)		(0.033)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		1.32%		3.36%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,002		$31,243		$38,101		$72,719		$115,107		$74,873
Ratio to average net assets:
Net expenses	0.29	%(C)	0.36%		0.44%		0.55%		0.89	%(D)	0.85%
Gross expenses	1.17	%(C)	1.15%		1.14%		1.13%		1.12%		1.16%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		1.16%		3.28%

Touchstone Money Market Fund—Class S
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	0.011		0.030
Net realized gain (loss) on investments	—	(A)	(—	)(A)	—	(A)	—		(—	)(A)	(—	)(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	0.011		0.030
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.011)		(0.030)
Realized capital gains	—		(—	)(A)	—		—		—		—
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.011)		(0.030)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		1.05%		3.05%
Ratios and supplemental data:
Net assets at end of period (000's)	$219,387		$189,935		$207,874		$183,203		$183,328		$185,995
Ratio to average net assets:
Net expenses	0.29	%(C)	0.36%		0.42%		0.54%		1.17	%(D)	1.15%
Gross expenses	1.13	%(C)	1.16%		1.20%		1.32%		1.45%		1.47%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		1.07%		2.99%

(A)	Less than $0.005 per share.
(B)	Not annualized.
(C)	Annualized.
(D)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.85% and 1.12% for Class A and Class S, respectively.

See accompanying Notes to Financial Statements.

43

Notes to Financial Statements

March 31, 2013 (Unaudited)

1. Organization

The Touchstone Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Trust consists of the following four funds, individually, a “Fund,” and collectively, the “Funds”:

Touchstone Core Bond Fund (“Core Bond Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Institutional Money Market Fund (“Institutional Money Market Fund”)

Touchstone Money Market Fund (“Money Market Fund”)

Each Fund is an open-end, diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class S shares, Class Y shares and Institutional Class. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality or portfolio allocation. The Funds did not hold any Level 3 categorized securities during the six months ended March 31, 2013.

All transfers in and out of the levels are recognized at the end of the period. During the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

44

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last stale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are recognized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation—Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risk

45

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

New accounting pronouncements — In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update limits the scope of ASU No. 2011-11 to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact these updates may have on the Funds’ financial statements.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended March 31, 2013, the Core Bond Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies. There were no open forward foreign currency contracts for the Core Bond Fund at March 31, 2013.

46

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

Derivative instruments and hedging activities — financial instruments by primary risk level as of The following table sets forth the Core Bond Fund’s derivative March 31, 2013.

The Effect of Derivative Investments on the Statement of Operations

for the Six Months Ended March 31, 2013

			Change in
			Unrealized
			Depreciation
	Derivatives not accounted for as hedging	Realized Gain	on
Fund	instruments under ASC 815	on Derivatives*	Derivatives**
	Forward - Foreign Currency Exchange
Core Bond Fund	Contracts	$255,195	$(36,602)

*	Statements of Operations Location: Net realized gain on foreign currency.

**	Statements of Operations Location: Net change in unrealized depreciation on foreign currency transactions.

For the six months ended March 31, 2013, the average quarterly balance of outstanding forward foreign currency exchange contracts on the Core Bond Fund was 1 contract. The average quarterly balance of the U.S. dollar amount purchased was $1,490,734. The primary risk exposure is foreign currency exchange risk.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of March 31, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Core Bond Fund	$150,810	$156,632
High Yield Fund	7,003,562	7,289,806

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements — Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

47

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

Share valuation — The NAV per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The NAV per share of the Institutional Money Market Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional Money Market Fund and Money Market Fund is equal to the NAV per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the NAV per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Class C shares, Class Y shares and Institutional shares of the Core Bond Fund and the High Yield Fund is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% for the Core Bond and High Yield Funds. Additionally, purchases of Class C shares of the Core Bond Fund and High Yield Fund are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders — Each Fund intends to distribute to its shareholders all of its income and capital gains. The Core Bond Fund and High Yield Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. The Institutional Money Market Fund and Money Market Fund declare distributions from net investment income on a daily basis and distribute as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the funds net investment income that invest in underlying funds is affected by the timing of dividends declarations by investee funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Core Bond Fund, High Yield Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and/or Touchstone Strategic Trust, Touchstone Funds Group Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Variable Series Trust (the “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

48

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2013:

	Core Bond	High Yield
	Fund	Fund
Purchases of investment securities	$17,224,300	$101,639,609
Proceeds from sales and maturities	13,622,285	$106,192,801

For the six months ended March 31, 2013, purchase of investments and proceeds from sales and maturities in U.S. Government Securities were $325,469,024 and $356,883,329, respectively, for Core Bond Fund. There were no purchases, sales or maturities of U.S. Government Securities for the High Yield Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator andTransfer Agent to the Funds. Such officers receive no compensation from theTrust.The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Core Bond Fund	0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.35% of such assets in excess of $300 million
High Yield Fund	0.60% on the first $50 million
0.50% on the next $250 million
0.45% of such assets in excess of $300 million
Institutional Money Market Fund	0.20%
Money Market Fund	0.50% on the first $50 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $250 million

The Advisor has entered into investment sub-advisory agreements with the Fort Washington Investment Advisors, Inc.(“Sub-Advisor”). The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor, not the Funds, pays the Sub-Advisor a fee for these services.

The Advisor entered into an expense limitation agreement (“Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding dividend expenses on short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP, the cost of “Acquired Fund Fees and Expenses”, if any, and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the

49

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

average daily net assets of the Funds. The Advisor has agreed to separately waive class level expenses, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

					Institutional
Fund	Class A	Class C	Class Y	Class S	Class
Core Bond Fund	0.83%	1.58%	0.58%	—	0.50%
High Yield Fund	0.99%	1.74%	0.74%	—	0.59%
Institutional Money Market Fund	—	—	—	—	0.20%
Money Market Fund	0.85%	—	—	0.90%	—

These expense limitations will remain in effect until at least April 16, 2014 for Core Bond Fund and until at least January 29, 2014 for the other Funds.

During the six months ended March 31, 2013, the Advisor and/or affiliates waived investment advisory fees and administration fees or reimbursed expenses, including 12B-1 fees of the Funds as follows:

	Investment		Other Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed
Core Bond Fund	$52,582	$150,758	$53,038
High Yield Fund	—	230,078	5,403
Institutional Money Market Fund	63,371	393,099	—
Money Market Fund	—	—	1,023,384

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

As of March 31, 2013, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

	Expiration	Expiration
	September	September
Fund	30, 2015	30, 2016
Core Bond Fund	$256,644	$212,863
High Yield Fund	275,993	235,480
Institutional Money Market Fund	609,364	456,470
Money Market Fund	661,793	615,025

For the six months ended March 31, 2013, the Core Bond Fund is eligible to recoup $1,142.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excludingTouchstone Institutional Money Market Fund, theTouchstone Institutional Funds Trust and the Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of theTouchstone Fund Complex (excludingTouchstone Institutional Money Market Fund, theTouchstone Institutional Funds Trust and the Touchstone Variable Series Trust) on the basis of relative daily net assets. For the Institutional Money Market Fund, the Advisor receives an annual fee of 0.20% of the Fund’s average daily net assets up to and including $100 million; and 0.16% of all such assets in excess of $100 million.

50

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

The Advisor engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING ARANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.35% of average daily net assets that are attributable to Class A shares. The Fund currently limits the 12b-1 fees for Class A shares to 0.25% of average daily net assets attributable to such shares. Under the Class C plan, each Fund pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class S plan, each Fund offering Class S shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Fund currently limits the amount to 0.35% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the following Funds during the six months ended March 31, 2013:

Fund	Amount
Core Bond Fund	$7,339
High Yield Fund	75,484

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the following funds during the six months ended March 31, 2013:

Fund	Amount
Core Bond Fund	$591
High Yield Fund	4,031

AFFILIATED INVESTMENTS

The Core Bond Fund and High Yield Fund may each invest in the Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the SEC. To the extent that the otherTouchstone Funds are invested in the Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Institutional Money Market Fund that will not be waived or reimbursed.

51

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

A summary of each Fund’s investment, as applicable, in the Institutional Money Market Fund for the six months ended March 31, 2013, is as follows:

	Share Activity
	Balance			Balance		Value
	09/30/12	Purchases	Sales	03/31/13	Dividends	03/31/13
Core Bond Fund	8,353,437	65,213,093	(71,779,436)	1,787,094	$1,803	$1,787,094
High Yield Fund	10,005,457	78,119,634	(84,625,731)	3,499,360	2,259	3,499,360

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Funds’ policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2012 and 2011 was as follows:

	Core Bond Fund		High Yield Fund
	2012	2011	2012	2011
From ordinary income	$2,631,284	$1,968,584	$16,002,391	$13,816,685

	Institutional Money Market Fund		Money Markey Fund
	2012	2011	2012	2011
From ordinary income	$607,253	$711,733	$27,526	$24,469

The following information is computed on a tax basis for each item as of September 30, 2012:

			Institutional
	Core Bond	High Yield	Money Market	Money Market
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$178,946,660	$367,505,643	$489,366,805	$222,118,151
Gross unrealized appreciation	10,080,677	13,808,301	—	—
Gross unrealized depreciation	(1,970,376)	(2,777,778)	—	—
Net unrealized appreciation (depreciation)	8,110,301	11,030,523	—	—
Net unrealized appreciation on foreign currency contracts and foreign currency transactions	37,966	—	—	—
Accumulated capital and other losses	(80,489,152)	(6,788,399)	(31,587)	—
Undistributed ordinary income	2,020,720	44,724	112	—
Qualified Late-Year losses	—	—	(6,074)	(3,439)
Other temporary differences	(36,602)	—	—	(6)
Accumulated earnings (deficit)	$(70,356,767)	$4,286,848	$(37,549)	$(3,445)

The difference, if any, between the tax cost of portfolio investments and the financial statement cost is primarily due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

52

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

As of September 30, 2012, the Funds had the following capital loss carryforwards for federal income tax purposes:

							No	No
							Exp	Exp
	Short Term Expiring On						Short	Long
Fund	2013	2014	2015	2016	2017	2018	Term*	Term*	Total
Core Bond Fund	$4,893,287	$1,172,463	$28,880,095	$37,115,347	$8,427,960	$—	$—	$—	$80,489,152
High Yield Fund	—	—	—	1,150,889	1,514,579	4,122,931	—	—	6,788,399
Institutional Money
Market Fund	—	—	—	31,587	—	—	—	—	31,587

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future year to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2009 through 2012) and have concluded that no provision for income tax is required in their financial statements.

As of March 31, 2013, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Core Bond Fund	$153,463,541	$7,511,299	$(1,556,692)	$5,954,607
High Yield Fund	363,006,717	17,881,568	(1,201,595)	16,679,973
Institutional Money Market Fund	640,277,985	—	—	—
Money Market Fund	250,067,844	—	—	—

6. Commitments and Contingencies

The Funds indemnify theTrust’s officers andTrustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or

53

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Fund Mergers

On February 10, 2012, the shareholders of the Old Mutual Dwight Intermediate Fixed Income Fund (the “Old Mutual Acquired Fund”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Old Mutual Acquired Fund to the Touchstone Core Bond Fund. The merger took place on April 16, 2012.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization and the conversion ratio for each class:

				After
	Before Reorganization			Reorganization
	Old Mutual
	Dwight
	Intermediate		Touchstone	Touchstone
	Fixed Income		Core Bond	Core Bond
	Fund		Fund	Fund
Class A
Shares	2,386,751	(A)	4,632,722	7,019,473
Net Assets	$25,516,200		$49,527,408	$75,043,608
Net Asset Value	$10.69	(A)	$10.69	$10.69
Class C
Shares	922,659	(B)	935,255	1,857,914
Net Assets	$9,247,018		$9,373,176	$18,620,194
Net Asset Value	$10.02	(B)	$10.02	$10.02
Class Y *
Shares	2,234,364	(C)	—	2,234,364
Net Assets	$23,887,161		$—	$23,887,161
Net Asset Value	$10.69	(C)	$—	$10.69
Institutional Class
Shares	976,206	(D)	—	976,206
Net Assets	$10,436,404		$—	$10,436,404
Net Asset Value	$10.69	(D)	$—	$10.69
Total Fund
Shares Outstanding	6,995,946		5,567,977	12,087,957
Net Assets	$69,086,783		$58,900,584	$127,987,367
Unrealized Appreciation (Depreciation)	$1,374,502		$720,637	$2,095,139

(A)Reflects a 0.9239:1 stock split which occurred on the date of reorganization, April 16, 2012.

(B)Reflects a 0.9849:1 stock split which occurred on the date of reorganization, April 16, 2012.

(C)Reflects a 0.9234:1 stock split which occurred on the date of reorganization, April 16, 2012.

(D)Reflects a 0.9244:1 stock split which occurred on the date of reorganization, April 16, 2012.

*The Old Mutual Acquired Fund had Class Z shares outstanding immediately prior to the reorganization, which were exchanged for Class Y shares of the Touchstone Core Bond Fund.

At a meeting held on March 13, 2012, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Fifth Third Total Return Bond Fund and the Fifth Third High Yield Bond Fund (each a “Fifth Third Acquired Fund”), each a series of Fifth Third Funds (“Fifth Third”), to the Touchstone Core Bond Fund and the Touchstone High Yield Fund, respectively. The mergers took place on September 10, 2012.

54

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

				After
	Before Reorganization			Reorganization
	Fifth Third		Touchstone	Touchstone
	Total Return		Core Bond	Core Bond
	Bond Fund		Fund	Fund
Class A *
Shares	1,263,157	(A)	6,079,958	7,343,115
Net Assets	$13,733,139		$66,101,811	$79,834,950
Net Asset Value	$10.87	(A)	$10.87	$10.87
Class C
Shares	58,702	(B)	1,875,479	1,934,181
Net Assets	$597,688		$19,095,486	$19,693,174
Net Asset Value	$10.18	(B)	$10.18	$10.18
Class Y *
Shares	13,626,089	(C)	1,348,553	14,974,642
Net Assets	$148,066,840		$14,653,908	$162,720,748
Net Asset Value	$10.87	(C)	$10.87	$10.87
Institutional Class
Shares	—		339,573	339,573
Net Assets	$—		$3,689,656	$3,689,656
Net Asset Value	$—		$10.87	$10.87
Fund Total
Shares Outstanding	16,960,896		9,643,563	24,591,511
Net Assets	$162,397,667		$103,540,861	$265,938,528
Unrealized appreciation (depreciation)	$6,305,826		$3,994,831	$10,300,657

(A)Reflects a 0.8803:1 stock split on Class A shares and a 0.8811:1 stock split on Class B shares which occurred on the date of reorganization, September 10, 2012.

(B)Reflects a 0.9415:1 stock split which occurred on the date of reorganization, September 10, 2012.

(C)Reflects a 0.8812:1 stock split which occurred on the date of reorganization, September 10, 2012.

				After
	Before Reorganization			Reorganization
	Fifth Third		Touchstone	Touchstone
	High Yield		High Yield	High Yield
	Bond Fund		Fund	Fund
Class A *
Shares	432,854	(A)	13,799,625	14,232,479
Net Assets	$3,842,441		$122,499,176	$126,341,617
Net Asset Value	$8.88	(A)	$8.88	$8.88
Class C
Shares	337,359	(B)	4,396,280	4,753,639
Net Assets	$2,989,128		$38,952,714	$41,941,842
Net Asset Value	$8.86	(B)	$8.86	$8.86
Class Y *
Shares	10,301,951	(C)	11,100,657	21,402,608
Net Assets	$93,468,536		$100,714,946	$194,183,482
Net Asset Value	$9.07	(C)	$9.07	$9.07
Institutional Class
Shares	—		1,152,389	1,152,389
Net Assets	$—		$10,449,263	$10,449,263
Net Asset Value	$—		$9.07	$9.07

55

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

			After
	Before Reorganization		Reorganization
	Fifth Third	Touchstone	Touchstone
	High Yield	High Yield	High Yield
	Bond Fund	Fund	Fund
Fund Total
Shares Outstanding	9,889,476	30,448,951	41,521,115
Net Assets	$100,300,105	$272,616,099	$372,916,204
Unrealized Appreciation (Depreciation)	$3,225,003	$6,898,456	$10,123,459

(A)Reflects a 1.1402:1 reverse stock split on Class A shares and a 1.1411:1 reverse stock split on Class B shares which occurred on the date of reorganization, September 10, 2012.

(B)Reflects a 1.1420:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

(C)Reflects a 1.1180:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

*The Fifth Third Acquired Funds had Class B shares and Institutional Class shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares and Class Y shares, respectively, of the Core Bond and High Yield Funds.

Assuming the reorganization had been completed on October 1, 2011, the results of operations for the Core Bond Fund and the High Yield Fund for the year ended September 30, 2012 would have been as follows:

	Touchstone	Touchstone
	Core Bond	High Yield
	Fund	Fund
Net investment income	$10,824,798	$21,154,388
Net realized and unrealized gain on investments	$21,094,652	$29,557,632
Net increase in asset from operations	$31,919,450	$50,712,020

Because the combined investment portfolios have been managed as single portfolios since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Core Bond Fund and High Yield Fund that have been included in their statements of operations since the reorganizations.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

56

Other Items (Unaudited) (Unaudited)

Proxy Voting

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended September 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the Commission) website at http:// www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2012 through March 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

57

Other Items (Unaudited)

(Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2013	2012	2013	2013*
Touchstone Core Bond Fund
Class A	Actual	0.83%	$1,000.00	$1,004.20	$4.14
Class A	Hypothetical	0.83%	$1,000.00	$1,020.80	$4.18

Class C	Actual	1.58%	$1,000.00	$1,001.80	$7.88
Class C	Hypothetical	1.58%	$1,000.00	$1,017.06	$7.94

Class Y	Actual	0.58%	$1,000.00	$1,006.40	$2.90
Class Y	Hypothetical	0.58%	$1,000.00	$1,022.04	$2.92

Institutional Class	Actual	0.50%	$1,000.00	$1,006.80	$2.50
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52

Touchstone High Yield Fund
Class A	Actual	0.98%	$1,000.00	$1,053.30	$5.02
Class A	Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94

Class C	Actual	1.72%	$1,000.00	$1,048.30	$8.79
Class C	Hypothetical	1.72%	$1,000.00	$1,016.35	$8.65

Class Y	Actual	0.64%	$1,000.00	$1,055.00	$3.26
Class Y	Hypothetical	0.64%	$1,000.00	$1,021.76	$3.21

Institutional Class	Actual	0.59%	$1,000.00	$1,054.10	$3.02
Institutional Class	Hypothetical	0.59%	$1,000.00	$1,021.99	$2.97

Touchstone Institutional Money Market Fund
Institutional Class	Actual	0.20%	$1,000.00	$1,000.50	$1.00
Institutional Class	Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

Touchstone Money Market Fund
Class A	Actual	0.29%	$1,000.00	$1,000.10	$1.43
Class A	Hypothetical	0.29%	$1,000.00	$1,023.51	$1.44

Class S	Actual	0.29%	$1,000.00	$1,000.10	$1.42
Class S	Hypothetical	0.29%	$1,000.00	$1,023.51	$1.44

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Advisory Agreement Approval Disclosure

At a meeting held on November 15, 2012, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Investment Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of theTrust, and the continuance of the Sub-Advisory Agreements between the Advisor and the Sub-Advisor with respect to each Fund.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make

58

Other Items (Unaudited)

(Continued)

the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The IndependentTrustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance.The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the Funds. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of the fees and/or reimbursed a portion of the operating expenses of the Funds. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fees out of the advisory fees

59

Other Items (Unaudited)

(Continued)

the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2012 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed a portion of the operating expenses of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds’ exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. The Board considered the nature and extent of the services provided by the Advisor and the Sub-Advisor to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisor of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds’ assets to be invested in theTouchstone Institutional Money Market Fund. Based on these factors, the Board concluded that the advisory fee and the sub-advisory fee associated with the management of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the Touchstone Institutional Money Market Fund.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Core Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-month period ended June 30, 2012, the Fund’s performance was in the 1st quintile for the twelve-month period ended June 30, 2012 and the Fund’s performance was in the 2nd quintile for the thirty-six-month period ended June 30, 2012. The Board noted management’s explanation for the Fund’s short-term underperformance. Based

60

Other Items (Unaudited)

(Continued)

upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-month period ended June 30, 2012, the Fund’s performance was in the 2nd quintile for the twelve-month period ended June 30, 2012 and the Fund’s performance was in the 4th quintile for the thirty-six-month period ended June 30, 2012. The Board noted management’s explanation for the Fund’s underperformance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Institutional Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six-month period ended June 30, 2012, and the Fund’s performance was in the 2nd quintile for the twelve- and thirty-six month periods ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure.The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable Fund’s assets increased. The Board noted that the current advisory fee for the Touchstone Core Bond Fund, theTouchstone High Yield Fund and theTouchstone Money Market Fund currently reflected such economies of scale. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Touchstone Institutional Money Market Fund would not be appropriate at this time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. TheTrustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor

61

Other Items (Unaudited)

(Continued)

demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; and (d) each Fund’s advisory fee is reasonable relative to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, theTrustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their respective performance and investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the Sub-Advisor’s sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Funds to be a substantial factor in its consideration, although the Board noted that the applicable sub-advisory fee schedule for each Fund, exceptTouchstone Institutional Money Market Fund, contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Funds. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Core Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

62

Other Items (Unaudited)

(Continued)

Touchstone High Yield Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Institutional Money Market Fund. The Trustees considered the sub-advisory fee in view of the sub-advisory fees paid with respect to other Touchstone Funds. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Money Market Fund. The Trustees considered the sub-advisory fee in view of the sub-advisory fees paid with respect to other Touchstone Funds. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2012 as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor’s focus on the Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; (d) each Fund’s advisory fees are reasonable relative to those of similar funds and the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

63

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

67

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-55-TINT-SAR-1303

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	6/3/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	6/3/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	6/3/13

* Print the name and title of each signing officer under his or her signature.